UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-Q QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21198 and 811-21301

Name of Fund: WCMA Tax-Exempt Fund and Master Tax-Exempt LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, WCMA Tax-
Exempt Fund and Master Tax-Exempt LLC, 800 Scudders Mill Road, Plainsboro, NJ, 08536.
Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 221-7210

Date of fiscal year end: 03/31/2009

Date of reporting period: 12/31/2008

Item 1 – Schedule of Investments

WCMA Tax-Exempt Fund
Schedule of Investments December 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Beneficial
	Interest
Mutual Fund	(000)	Value

Master Tax-Exempt LLC	$ 1,025,610	$1,136,522,283

Total Investments (Cost - $1,136,522,283) - 100.0%		1,136,522,283
Liabilities in Excess of Other Assets - (0.0)%		(230,397)

Net Assets - 100.0%	$ 1,136,291,886

Effective April 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

Level 1 - price quotations in active markets/exchanges for identical securities

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of December 31, 2008 in determining the fair valuation of the Fund's investments:

Valuation	Investments in
Inputs	Securities

Level 1	-
Level 2	$ 1,136,522,283
Level 3	-

Total	$ 1,136,522,283

Master Tax-Exempt LLC
Schedule of Investments December 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value

Alabama - 2.7%	Columbia, Alabama, IDB, PCR, Refunding (Alabama Power Company
	Project), VRDN, Series C, 1.50%, 6/01/22 (a)(b)	$ 11,100	$ 11,100,000
	Lower Alabama Gas District, Gas Supply Revenue Bonds, VRDN,
	Series A, 1.20%, 11/01/27 (a)(b)	49,950	49,950,000
	Millport, Alabama, IDA, Revenue Bonds (Steel Dust Recycling LLC
	Project), VRDN, AMT, 1.60%, 12/01/37 (a)(b)	26,500	26,500,000
	Mobile, Alabama, IDB, PCR (Alabama Power Company-Barry Plant
	Project), VRDN, 2%, 7/15/09 (a)(b)	10,100	10,100,000
	Southeast Alabama Gas District, Alabama, Supply Project Revenue
	Bonds, VRDN, Series A, 1.05%, 8/01/27 (a)(b)	97,099	97,099,000
	Spanish Fort Redevelopment Authority, Alabama, Revenue Bonds,
	Bank of America MACON Trust, VRDN, Series 2007-306, 1.30%,
	3/01/12 (a)(b)(c)	15,450	15,450,000
	Stevenson, Alabama, IDB, Environmental Improvement Revenue
	Refunding Bonds (Mead Corporation Project), VRDN, AMT, Series A,
	1.30%, 2/01/34 (a)(b)	5,100	5,100,000
	University of Alabama Hospital at Birmingham, Revenue Refunding
	Bonds, VRDN, Series B, 1.50%, 9/01/31 (a)(b)	75,930	75,930,000
	West Jefferson, Alabama, IDB, Solid Waste Disposal Revenue Bonds
	(Alabama Power Company Project), VRDN, AMT, 2%, 12/01/38 (a)(b)	30,000	30,000,000

			321,229,000

Alaska - 0.5%	Valdez, Alaska, Marine Terminal Revenue Bonds (ConocoPhillips
	Project), VRDN, Series A, 1.05%, 5/01/31 (a)(b)	38,000	38,000,000
	Valdez, Alaska, Marine Terminal Revenue Refunding Bonds
	(ConocoPhillips Project), VRDN, Series B, 1.15%, 5/01/31 (a)(b)	20,000	20,000,000

			58,000,000

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the list below.

AMT	Alternative Minimum Tax (subject to)	LIFERS	Long Inverse Floating Exempt Receipts
ARS	Auction Rate Securities	M/F	Multi-Family
BAN	Bond Anticipation Notes	MERLOTS	Municipal Exempt Receipts Liquidity
COP	Certificates of Participation		Optional Tenders
CP	Commercial Paper	MSTR	Municipal Securities Trust Receipts
EDA	Economic Development Authority	PCR	Pollution Control Revenue Bonds
EDR	Economic Development Revenue Bonds	PUTTERS	Puttable Tax-Exempt Receipts
FLOATS	Floating Rate Securities	RACS	Revenue Anticipation Certificates
GO	General Obligation Bonds	RAN	Revenue Anticipation Notes
HDA	Housing Development Authority	ROCS	Reset Option Certificates
HFA	Housing Finance Agency	S/F	Single-Family
IDA	Industrial Development Authority	SPEARS	Short Puttable Exempt Adjustable Receipts
IDB	Industrial Development Board	TAN	Tax Anticipation Notes
IDR	Industrial Development Revenue Bonds	TRAN	Tax Revenue Anticipation Notes
		VRDN	Variable Rate Demand Notes

Master Tax-Exempt LLC
Schedule of Investments December 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value

Arizona - 2.2%	Apache County, Arizona, IDA, IDR (Tucson Electric Power Co.),
	VRDN, Series 83-A, 1%, 12/15/18 (a)(b)	$ 55,575	$ 55,575,000
	Arizona Health Facilities Authority, Health Facility Revenue
	Bonds (Catholic Healthcare West Project), VRDN, Series B, 1.08%,
	7/01/35 (a)(b)	4,600	4,600,000
	Arizona Health Facilities Authority Revenue Bonds (Banner Health
	System), VRDN, Series C, 1%, 1/01/35 (a)(b)	4,300	4,300,000
	Arizona Health Facilities Authority Revenue Bonds (Banner Health
	System), VRDN, Series F, 1%, 1/01/29 (a)(b)	101,725	101,725,000
	Maricopa County, Arizona, IDA, Health Facilities Revenue Bonds,
	PUTTERS, VRDN, Series 420, 1.30%, 1/01/10 (a)(b)(c)	10,000	10,000,000
	Maricopa County, Arizona, IDA, Morgan Keegan Municipal Products,
	Inc., VRDN, AMT, Series A, 1.45%, 2/02/09 (a)(b)(c)	22,475	22,475,000
	Maricopa County, Arizona, Public Finance Corporation, Lease Revenue
	Bonds, FLOATS, VRDN, Series 1863, 1.27%, 7/01/31 (a)(b)(c)(d)	8,440	8,440,000
	Salt River Pima-Maricopa Indian Community, Arizona, Revenue
	Bonds, VRDN, 1.20%, 10/01/25 (a)(b)	15,829	15,829,000
	Salt River Pima-Maricopa Indian Community, Arizona, Revenue
	Bonds, VRDN, 1.20%, 10/01/26 (a)(b)	34,650	34,650,000
	Scottsdale, Arizona, IDA, Hospital Revenue Refunding Bonds (Scottsdale
	Healthcare), VRDN, Series C, 2.10%, 9/01/35 (a)(b)(e)	5,900	5,900,000

			263,494,000

Arkansas - 0.3%	Arkansas State Development Finance Authority, M/F Housing
	Revenue Bonds (Chapelridge Benton Project), VRDN, AMT, Series C,
	1.70%, 6/01/32 (a)(b)	7,800	7,800,000
	Arkansas State Development Finance Authority, S/F Mortgage
	Revenue Bonds, Morgan Keegan Municipal Products, Inc., VRDN,
	Series C, 1.45%, 6/01/11 (a)(b)(c)	20	20,000
	Northwest Arkansas Regional Airport Authority, Airport Revenue
	Refunding Bonds, VRDN, AMT, Series A, 1.60%, 2/01/21 (a)(b)	25,725	25,725,000

			33,545,000

California - 2.5%	California HFA, Home Mortgage Revenue Bonds, VRDN, AMT,
	Series C, 1.45%, 2/01/37 (a)(b)	25,000	25,000,000
	California HFA, M/F Housing Revenue Bonds, VRDN, AMT, Series C,
	1.30%, 8/01/38 (a)(b)	12,420	12,420,000
	California Home Mortgage Financing Authority, Homebuyers Fund S/F
	Revenue Refunding Bonds, VRDN, AMT, 1.71%, 6/01/09 (a)(b)	28,543	28,543,400
	California Municipal Finance Authority, M/F Housing Revenue Bonds,
	PUTTERS, VRDN, AMT, Series 2410, 1.40%, 1/01/20 (a)(b)(c)	2,305	2,305,000
	California State, GO, MERLOTS, VRDN, Series B-45, 2.03%,
	10/01/29 (a)(b)(c)	7,715	7,715,000
	California State, RAN, 5.50%, 5/20/09	36,340	36,578,557
	Los Angeles, California, GO, TRAN, 3%, 6/30/09	57,100	57,504,250
	Sacramento County, California, GO, TRAN, 2.50%, 8/07/09	107,100	107,676,043

Master Tax-Exempt LLC
Schedule of Investments December 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value

	San Francisco, California, City and County Redevelopment Agency,
	M/F Housing Revenue Bonds (Notre Dame Apartments), VRDN, AMT,
	Series G, 1.10%, 12/01/33 (a)(b)	$ 14,440	$ 14,440,000

			292,182,250

Colorado - 2.9%	Aurora, Colorado, COP, Refunding, VRDN, 1.05%, 12/01/30 (a)(b)	19,100	19,100,000
	Colorado Department of Transportation Revenue Refunding Bonds,
	PUTTERS, VRDN, Series 318, 1.70%, 6/15/15 (a)(b)(c)(f)	8,715	8,715,000
	Colorado Educational and Cultural Facilities Authority Revenue
	Bonds (The Nature Conservancy Project), VRDN, Series A, 1.20%,
	7/01/33 (a)(b)	8,600	8,600,000
	Colorado HFA, S/F Mortgage Revenue Bonds, VRDN, AMT,
	Series B-2, Class I, 2.80%, 5/01/38 (a)(b)	25,000	25,000,000
	Colorado Health Facilities Authority Revenue Bonds (Catholic Health
	Initiatives), VRDN, Series B, 1.10%, 12/01/20 (a)(b)	32,400	32,400,000
	Colorado Health Facilities Authority Revenue Bonds (Sisters of Charity of
	Leavenworth Health System), VRDN, 1.13%, 12/01/32 (a)(b)	18,800	18,800,000
	Colorado Health Facilities Authority, Revenue Refunding Bonds
	(Catholic Health Initiatives), VRDN, Series B-1, 1%, 3/01/23 (a)(b)	3,490	3,490,000
	Colorado Health Facilities Authority, Revenue Refunding Bonds
	(Catholic Health Initiatives), VRDN, Series B-6, 1%, 3/01/44 (a)(b)	7,900	7,900,000
	Colorado Health Facilities Authority, Revenue Refunding Bonds
	(Sisters of Charity of Leavenworth Health System), VRDN, Series A,
	1.13%, 12/01/38 (a)(b)	23,805	23,805,000
	Colorado Housing and Finance Authority, S/F Mortgage Revenue
	Bonds, VRDN, AMT, Class I, Series B-2, 1.10%, 4/01/29 (a)(b)	10,780	10,780,000
	Colorado Housing and Finance Authority, S/F Mortgage
	Revenue Refunding Bonds, VRDN, AMT, Class I, Series B-3, 1.45%,
	11/01/26 (a)(b)	15,000	15,000,000
	Colorado School of Mines Development Corporation, Revenue
	Refunding Bonds, VRDN, 1.30%, 9/01/26 (a)(b)	6,300	6,300,000
	Colorado School of Mines, Enterprise Revenue Refunding Bonds,
	VRDN, Series A, 1.45%, 12/01/37 (a)(b)	8,000	8,000,000
	Colorado Springs, Colorado, School District Number 11 Facilities
	Corporation, COP, VRDN, Refunding, 3.50%, 12/01/17 (a)(b)(e)	8,290	8,290,000
	Colorado Springs, Colorado, Utilities Revenue Refunding Bond,
	Sub-Lien, VRDN, Series A, 2.25%, 11/01/23 (a)(b)	34,875	34,875,000
	Colorado State General Fund, Go, TRAN, 3%, 6/26/09	57,800	58,160,824
	El Paso County, Colorado, School District, COP, Eclipse Funding
	Trust, Solar Eclipse Certificates, VRDN, Series 2006-0101, 1.15%,
	12/15/28 (a)(b)(c)(f)	11,175	11,175,000
	Moffat County, Colorado, PCR, Refunding (PacifiCorp Projects),
	VRDN, 1.05%, 5/01/13 (a)(b)	7,500	7,500,000
	Pitkin County, Colorado, IDR, Refunding (Aspen Skiing Company
	Project), VRDN, AMT, Series B, 1.40%, 4/01/14 (a)(b)	2,900	2,900,000
	Telluride, Colorado, Excise Tax Revenue Bonds (Valley Floor Open
	Space Project), VRDN, 2.10%, 12/01/36 (a)(b)	5,315	5,315,000

Master Tax-Exempt LLC
Schedule of Investments December 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value

	University of Colorado Hospital Authority Revenue Bonds, ROCS,
	VRDN, Series II-R-573CE, 1.40%, 11/15/40 (a)(b)(c)	$ 6,500	$ 6,500,000
	University of Colorado Hospital Authority Revenue Bonds, ROCS,
	VRDN, Series II-R-10243CE, 1.40%, 11/15/35 (a)(b)(c)	22,000	22,000,000

			344,605,824

Connecticut - 0.3%	Connecticut State Health and Educational Facilities
	Authority Revenue Bonds, Bank of America AUSTIN Trust,
	VRDN, Series 2008-352, 1.25%, 7/01/13 (a)(b)(c)	19,870	19,870,000
	Connecticut State Health and Educational Facilities Authority,
	Revenue Refunding Bonds (Danbury Hospital), VRDN, Series J, 1.97%,
	7/01/36 (a)(b)	5,900	5,900,000
	Greenwich, Connecticut, GO, BAN, 3.50%, 1/29/09	10,000	10,011,648

			35,781,648

Delaware - 1.1%	Delaware State, EDA, Revenue Bonds (Hospital Billing and
	Collection), VRDN, Series A, 1.22%, 12/01/15 (a)(b)	30,550	30,550,000
	Delaware State, EDA, Revenue Bonds (Hospital Billing and
	Collection), VRDN, Series C, 1%, 12/01/15 (a)(b)	103,950	103,950,000

			134,500,000

District of	District of Columbia, CP, 0.85%, 1/20/09	35,900	35,900,000
Columbia - 1.4%	District of Columbia, GO, Deutsche Bank SPEARs/LIFERs Trust,
	SPEARs, VRDN, AMT, Series DB-463, 1.25%, 12/01/17 (a)(b)(c)(e)	8,447	8,447,000
	District of Columbia, GO, FLOATS, VRDN, Series 1920, 1.27%,
	6/01/30 (a)(b)(c)	15,730	15,730,000
	District of Columbia, GO, MERLOTS, VRDN, Series D75, 2.10%,
	12/01/17 (a)(b)(c)(e)	9,590	9,590,000
	District of Columbia, GO, Refunding, VRDN, Series A, 1.20%,
	6/01/34 (a)(b)	4,295	4,295,000
	District of Columbia, GO, Refunding, VRDN, Series B, 1.20%,
	6/01/34 (a)(b)	6,120	6,120,000
	District of Columbia, GO, Refunding, VRDN, Series C, 1.10%,
	6/01/26 (a)(b)	6,555	6,555,000
	District of Columbia, GO, Refunding, VRDN, Series C, 2%,
	6/01/27 (a)(b)	24,000	24,000,000
	District of Columbia, GO, Refunding, VRDN, Series D, 2.75%,
	6/01/34 (a)(b)	8,390	8,390,000
	District of Columbia Revenue Bonds (Population Services
	International Project), VRDN, 1.27%, 11/01/42 (a)(b)	10,900	10,900,000
	District of Columbia, Revenue Refunding Bonds (Howard University),
	VRDN, Series B, 1.05%, 10/01/26 (a)(b)	4,800	4,800,000
	District of Columbia, University Revenue Bonds (American
	University), VRDN, 1.20%, 6/01/33 (a)(b)	7,400	7,400,000
	Washington, D.C., Convention Center Authority, Dedicated Tax
	Revenue Refunding Bonds, FLOATS, VRDN, Series 1730, 2.42%,
	10/01/25 (a)(b)(c)(g)	6,665	6,665,000

Master Tax-Exempt LLC
Schedule of Investments December 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value

	Washington, D.C., Convention Center Authority, Dedicated Tax
	Revenue Refunding Bonds, FLOATS, VRDN, Series 1731, 2.42%,
	10/01/30 (a)(b)(c)(g)	$ 6,665	$ 6,665,000
	Washington, D.C., Convention Center Authority, Dedicated Tax
	Revenue Refunding Bonds, FLOATS, VRDN, Series 1736, 2.42%,
	10/01/36 (a)(b)(c)(g)	7,830	7,830,000

			163,287,000

Florida - 6.9%	Alachua County, Florida, Health Facilities Authority, Health
	Facilities Revenue Bonds (Shands Teaching Hospital and Clinics, Inc.
	Project), VRDN, Series A, 1.10%, 12/01/12 (a)(b)	14,500	14,500,000
	Alachua County, Florida, Health Facilities Authority, Health
	Facilities Revenue Bonds (Shands Teaching Hospital and Clinics, Inc.
	Project), VRDN, Series A, 1.10%, 12/01/32 (a)(b)	5,700	5,700,000
	Brevard County, Florida, HFA, M/F Housing Revenue Bonds (Timber
	Trace Apartments), VRDN, AMT, 1.45%, 3/15/45 (a)(b)	10,000	10,000,000
	Brevard County, Florida, Health Facilities Authority, Healthcare
	Facilities Revenue Refunding Bonds (Health First, Inc. Project),
	VRDN, 1.10%, 8/01/14 (a)(b)	4,075	4,075,000
	Florida Gas Utility Revenue Bonds (Gas Supply Project Number 2),
	VRDN, Series A-3, 3%, 11/01/26 (a)(b)	84,430	84,430,000
	Florida Higher Educational Facilities Financing Authority Revenue
	Bonds (Ringling College), VRDN, 1.27%, 3/01/38 (a)(b)	9,000	9,000,000
	Florida Housing Finance Corporation, M/F Mortgage Revenue Bonds,
	ROCS, VRDN, Series II-R-600CE, 1.48%, 7/01/43 (a)(b)(c)	20	20,000
	Florida Hurricane Catastrophe Fund Finance Corporation Revenue Bonds,
	ROCS, VRDN, Series II-R-11549, 1.35%, 7/01/13 (a)(b)(c)	7,000	7,000,000
	Florida State Board of Education, GO, MSTR, VRDN, Series SGA 102,
	1.25%, 6/01/29 (a)(b)(c)	2,000	2,000,000
	Florida State Board of Education, GO, ROCS, VRDN, Series II-R-12067,
	1.36%, 6/01/15 (a)(b)(c)	15,500	15,500,000
	Florida State Board of Education, GO, ROCS, VRDN, Series II-R-12211,
	1.38%, 6/01/13 (a)(b)(c)	8,000	8,000,000
	Florida State Board of Education, GO, Refunding, ROCS, VRDN,
	Series II-R-6087, 1.35%, 6/01/14 (a)(b)(c)	3,450	3,450,000
	Florida State Turnpike Authority, Turnpike Revenue Refunding
	Bonds, FLOATS, VRDN, Series 2854, 1.97%, 7/01/35 (a)(b)(c)	2,300	2,300,000
	Florida State Turnpike Authority, Turnpike Revenue Refunding
	Bonds, PUTTERS, VRDN, Series 2539, 1.20%, 7/01/15 (a)(b)(c)	3,555	3,555,000
	Fort Pierce, Florida, Redevelopment Agency, Tax Allocation
	Bonds, Eclipse Funding Trust, Solar Eclipse Certificates, VRDN,
	Series 2006-0130, 1.15%, 5/01/31 (a)(b)(c)(h)	3,930	3,930,000
	Gainesville, Florida, Utilities System Revenue Refunding Bonds,
	VRDN, Series C, 1.15%, 10/01/26 (a)(b)	27,735	27,735,000
	Highlands County, Florida, Health Facilities Authority, Hospital
	Revenue Bonds (Adventist Health System), VRDN, Series A-2, 1.20%,
	11/15/37 (a)(b)	13,500	13,500,000

Master Tax-Exempt LLC
Schedule of Investments December 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value

	Highlands County, Florida, Health Facilities Authority, Hospital
	Revenue Bonds (Adventist Health System), VRDN, Series B, 1.30%,
	11/15/37 (a)(b)	$ 25,000	$ 25,000,000
	Highlands County, Florida, Health Facilities Authority, Hospital
	Revenue Bonds (Adventist Health System), VRDN, Series C, 1.10%,
	11/15/37 (a)(b)	6,805	6,805,000
	Highlands County, Florida, Health Facilities Authority, Hospital
	Revenue Bonds (Adventist Health System), VRDN, Series F, 1.27%,
	11/15/35 (a)(b)	13,000	13,000,000
	Highlands County, Florida, Health Facilities Authority, Hospital
	Revenue Bonds (Adventist Health System), VRDN, Series G, 1.30%,
	11/15/35 (a)(b)	11,100	11,100,000
	Highlands County, Florida, Health Facilities Authority, Hospital
	Revenue Refunding Bonds (Adventist Health System), VRDN,	5,000	5,000,000
	Series B-2, 1.35%, 11/15/30 (a)(b)
	Highlands County, Florida, Health Facilities Authority, Hospital
	Revenue Refunding Bonds (Adventist Health System), VRDN,
	Series C, 1.20%, 11/15/21 (a)(b)	6,000	6,000,000
	Jacksonville Electric Authority, Florida, CP, 1.10%, 1/07/09	50,300	50,300,000
	Jacksonville Electric Authority, Florida, CP, 0.90%, 1/08/09	30,300	30,300,000
	Jacksonville Electric Authority, Florida, Electric System Revenue
	Refunding Bonds, VRDN, Series 3-B-1, 3.10%, 10/01/40 (a)(b)	6,065	6,065,000
	Jacksonville Electric Authority, Florida, Electric System Revenue
	Refunding Bonds, VRDN, Series 3-B-2, 3.10%, 10/01/40 (a)(b)	6,105	6,105,000
	Jacksonville Electric Authority, Florida, Electric System Revenue
	Refunding Bonds, VRDN, Series 3-B-3, 3.10%, 10/01/36 (a)(b)	8,750	8,750,000
	Jacksonville Electric Authority, Florida, Electric System Revenue
	Refunding Bonds, VRDN, Series 3-C-1, 0.80%, 10/01/34 (a)(b)	14,720	14,720,000
	Jacksonville Electric Authority, Florida, Electric System Revenue
	Refunding Bonds, VRDN, Series 3-C-2, 0.80%, 10/01/34 (a)(b)	14,720	14,720,000
	Jacksonville Electric Authority, Florida, Electric System Revenue
	Refunding Bonds, VRDN, Series B, 0.85%, 10/01/31 (a)(b)	20,000	20,000,000
	Jacksonville Electric Authority, Florida, Water and Sewer System
	Revenue Bonds, VRDN, Series A-1, 1%, 10/01/36 (a)(b)	30,400	30,400,000
	Jacksonville Electric Authority, Florida, Water and Sewer System,
	Revenue Refunding Bonds, VRDN, Sub-Series A-2, 1.05%,
	10/01/38 (a)(b)	6,980	6,980,000
	Jacksonville, Florida, Electric Authority Revenue Bonds (Electric
	System), VRDN, Series B, 1.15%, 10/01/30 (a)(b)	15,565	15,565,000
	Jacksonville, Florida, Health Facilities Authority, Hospital Revenue
	Bonds (Southern Baptist Hospital), VRDN, Series A, 1.10%,
	8/15/33 (a)(b)	11,320	11,320,000
	Jacksonville, Florida, Health Facilities Authority, Hospital Revenue
	Bonds (Southern Baptist Hospital), VRDN, Series B, 1.10%,
	8/15/33 (a)(b)	17,800	17,800,000

6

Master Tax-Exempt LLC
Schedule of Investments December 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value

	Jacksonville, Florida, Port Authority Revenue Bonds (Mitsui O.S.K.
	Lines, Ltd. Project), VRDN, AMT, 1.35%, 11/01/32 (a)(b)	$ 14,660	$ 14,660,000
	Jacksonville, Florida, Transit Revenue Refunding Bonds, VRDN,
	Series A, 1.05%, 10/01/32 (a)(b)	54,035	54,035,000
	Jacksonville, Florida, Transit Revenue Refunding Bonds, VRDN,
	Series B, 4.10%, 10/01/27 (a)(b)	3,000	3,000,000
	Lakeland, Florida, Energy System Revenue Refunding Bonds, VRDN,
	Series A, 0.70%, 10/01/37 (a)(b)	5,000	5,000,000
	Lakeland, Florida, Energy System Revenue Refunding Bonds, VRDN,
	Series B, 1.10%, 10/01/37 (a)(b)	48,500	48,500,000
	Lee County, Florida, IDA, IDR (Raymond Building Supply
	Corporation), VRDN, AMT, 2.10%, 4/01/17 (a)(b)	3,020	3,020,000
	Miami-Dade County, Florida, Aviation Revenue Bonds, Eagle
	Tax-Exempt Trust, VRDN, AMT, Series 2007-0108, Class A,
	1.46%, 10/01/39 (a)(b)(c)(g)	14,380	14,380,000
	Orange County, Florida, Health Facilities Authority, Hospital Revenue
	Bonds (Adventist Health System), VRDN, 1.90%, 11/15/14 (a)(b)	1,200	1,200,000
	Orange County, Florida, Health Facilities Authority, Hospital
	Revenue Refunding Bonds (Orlando Regional Healthcare), VRDN,
	Series E, 1.27%, 10/01/26 (a)(b)	5,500	5,500,000
	Orange County, Florida, Health Facilities Authority, Hospital
	Revenue Refunding Bonds (Orlando Regional Healthcare), VRDN,
	Series F, 1.20%, 10/01/26 (a)(b)	5,800	5,800,000
	Orlando, Florida, Utilities Commission, Water and Electric Revenue
	Bonds, VRDN, Series B, 1.10%, 10/01/22 (a)(b)	25,300	25,300,000
	Orlando-Orange County Expressway Authority, Florida, Expressway
	Revenue Bonds, Eagle Tax-Exempt Trust, VRDN, Series 2007-0145,
	Class A, 1.38%, 7/01/17 (a)(b)(c)(g)	11,300	11,300,000
	Palm Beach County, Florida, Educational Facilities Authority
	Revenue Bonds (Atlantic University Inc. Project), VRDN, 1.20%,
	4/01/33 (a)(b)	9,900	9,900,000
	Palm Beach County, Florida, Health Facilities Authority, Health
	Facilities Revenue Bonds (Bethesda Healthcare System Project),
	VRDN, 1.10%, 12/01/31 (a)(b)	19,605	19,605,000
	Pembroke Pines, Florida, Charter School Revenue Refunding Bonds,
	VRDN, 1.30%, 7/01/38 (a)(b)(i)	10,000	10,000,000
	Polk County, Florida, IDA, IDR, Refunding (Winter Haven Hospital
	Project), VRDN, Series B, 1.10%, 9/01/34 (a)(b)	3,890	3,890,000
	Saint Johns County, Florida, Revenue Bonds, Deutsche Bank
	SPEARs/LIFERs Trust, SPEARs, VRDN, Series DB-486, 1.38%,
	10/01/16 (a)(b)(c)(d)	8,963	8,963,000
	Saint Johns County, Florida, Sales Tax Revenue Bonds, ROCS, VRDN,
	Series II-R-755PB, 1.48%, 10/01/36 (a)(b)(c)(g)	6,050	6,050,000

7

Master Tax-Exempt LLC
Schedule of Investments December 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value

	South Florida Water Management District, COP, Eagle
	Tax-Exempt Trust, VRDN, Series 2006-0136, Class A, 1.66%,
	10/01/36 (a)(b)(c)(d)(e)	$ 19,730	$ 19,730,000
	Sunshine State Governmental Finance Commission, Florida, Revenue
	Bonds, VRDN, 1.90%, 7/01/16 (a)(b)	23,000	23,000,000
	Volusia County, Florida, IDA, Revenue Refunding Bonds (Retirement
	Housing Foundation), VRDN,, 1.10%, 9/01/25 (a)(b)	7,500	7,500,000
	Volusia County, Florida, School Board, COP, Eclipse Funding
	Trust, Solar Eclipse Certificates, VRDN, Series 2007-0036, 1.20%,
	8/01/32 (a)(b)(c)(e)	7,390	7,390,000

			822,348,000

Georgia - 1.9%	Atlanta, Georgia, Urban Residential Finance Authority, M/F Housing
	Revenue Bonds (Lindbergh City Center Apartment Project), VRDN,
	AMT, 1.60%, 11/01/44 (a)(b)	4,000	4,000,000
	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Eagle
	Tax-Exempt Trust, VRDN, Series 2006-0130, Class A, 1.39%,
	11/01/34 (a)(b)(c)(g)	5,000	5,000,000
	Atlanta, Georgia, Water and Wastewater Revenue Refunding Bonds,
	VRDN, Series B, 3.50%, 11/01/38 (a)(b)(e)	3,530	3,530,000
	Burke County, Georgia, Development Authority, PCR, Refunding
	(Georgia Power Company Vogtle Project), VRDN, 1st Series, 2.10%,
	9/01/30 (a)(b)	5,100	5,100,000
	Clayton County, Georgia, Housing Authority, M/F Housing
	Revenue Bonds (Provence Place Apartments Project), VRDN,
	1.65%, 10/01/41 (a)(b)	1,995	1,995,000
	Cobb County, Georgia, Development Authority, Solid Waste Disposal
	Revenue Bonds (Republic Services, Inc. Project), VRDN, AMT, 1.52%,
	10/01/19 (a)(b)	6,000	6,000,000
	DeKalb County, Georgia, Hospital Authority, Revenue Refunding
	Bonds (DeKalb Medical Center, Inc. Project), VRDN, 1.27%,
	9/01/35 (a)(b)	16,715	16,715,000
	Fulton County, Georgia, Development Authority Revenue Bonds
	(Robert W. Woodruff Arts Center Project), VRDN, Series B, 1.27%,
	4/01/34 (a)(b)	21,200	21,200,000
	Gainesville and Hall County, Georgia, Hospital Authority, Revenue
	Refunding Bonds (Northeast Georgia Health System), VRDN,
	Series E, 0.85%, 5/01/41 (a)(b)	16,600	16,600,000
	Georgia Municipal Electric Authority, Power Revenue Bonds, Bank of
	America MACON Trust, VRDN, Series E, 1.75%, 1/01/17 (a)(b)(c)(e)	6,815	6,815,000
	Georgia State, GO, ROCS, VRDN, Series II-R-11536PB, 1.45%,
	7/01/28 (a)(b)(c)	26,275	26,275,000
	Gwinnett County, Georgia, Hospital Authority, Revenue Refunding
	Bonds (Gwinnett Hospital System Project), VRDN, Series C, 2%,
	7/01/32 (a)(b)	7,625	7,625,000

Master Tax-Exempt LLC
Schedule of Investments December 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value

	Macon-Bibb County, Georgia, Hospital Authority Revenue Bonds
	(Central Georgia Senior Health, Inc. - Carlyle Place Project), VRDN,
	1.10%, 5/01/30 (a)(b)	$ 17,885	$ 17,885,000
	Monroe County, Georgia, Development Authority, PCR, Refunding
	(Georgia Power Company - Scherer), VRDN, 1.95%, 12/10/09 (a)(b)	11,700	11,700,000
	Municipal Electric Authority, Georgia, Revenue Refunding Bonds
	(Project One), VRDN, Sub-Series B, 2.20%, 1/01/48 (a)(b)	35,750	35,750,000
	Putnam County, Georgia, Development Authority, PCR (Georgia
	Power Company), VRDN, First Series 97, 2.10%, 7/14/09 (a)(b)	4,000	4,000,000
	Richmond County, Georgia, Hospital Authority, Revenue Refunding
	Bonds (University Health Services, Inc. Project), VRDN, RACS, 1.27%,
	1/01/36 (a)(b)	10,000	10,000,000
	Walker, Dade and Catoosa Counties, Georgia, Hospital Authority
	Revenue Refunding Bonds (Hutcheson Medical Center), VRDN, 1.50%,
	10/01/28 (a)(b)	23,700	23,700,000
	Whitfield County, Georgia, Development Authority, Solid Waste
	Disposal Revenue Bonds (Aladdin Manufacturing Corporation
	Project), VRDN, AMT, 2.32%, 6/01/19 (a)(b)	3,100	3,100,000

			226,990,000

Idaho - 0.3%	Idaho State Building Authority, Revenue Refunding Bonds (Prison
	Facilities Project), VRDN, Series A, 1.15%, 9/01/25 (a)(b)	14,000	14,000,000
	Idaho State, GO, TAN, 3%, 6/30/09	18,000	18,112,240

			32,112,240

Illinois - 6.6%	Chicago, Illinois, GO, ROCS, VRDN, Series II-R-12174, 1.71%,
	1/01/14 (a)(b)(c)(e)	14,305	14,305,000
	Chicago, Illinois, GO, Refunding, Eclipse Funding Trust, Solar Eclipse
	Certificates, VRDN, Series 2006-0038, 1.15%, 1/01/28 (a)(b)(c)(e)	10,700	10,700,000
	Chicago, Illinois, GO, Refunding, PUTTERS, VRDN, Series 3091,
	1.20%, 1/01/16 (a)(b)(c)	5,330	5,330,000
	Chicago, Illinois, GO, Refunding, VRDN, Series F, 1.10%,
	1/01/42 (a)(b)	14,695	14,695,000
	Chicago, Illinois, GO, VRDN, Series B, 0.85%, 1/01/12 (a)(b)	6,490	6,490,000
	Chicago, Illinois, Metropolitan Water Reclamation District of Greater
	Chicago, BB&T Municipal Trust, GO, Refunding, FLOATS, VRDN,
	Series 2007, 1%, 12/01/33 (a)(b)(c)	2,395	2,395,000
	Chicago, Illinois, O'Hare International Airport Revenue Bonds,
	Deutsche Bank SPEARs/LIFERs Trust, SPEARs, VRDN, Series DB-502,
	1.25%, 1/01/33 (a)(b)(c)(e)	13,820	13,820,000
	Chicago, Illinois, O'Hare International Airport Revenue Bonds, Deutsche
	Bank SPEARs/LIFERs Trust, SPEARs, VRDN, Series DBE-534, 1.25%,
	1/01/22 (a)(b)(c)(d)	2,275	2,275,000
	Chicago, Illinois, O'Hare International Airport Revenue Bonds, ROCS,
	VRDN, AMT, Series II-R-239, 2.90%, 1/01/22 (a)(b)(c)(e)	3,700	3,700,000
	Chicago, Illinois, O'Hare International Airport Revenue Bonds, VRDN,
	AMT, Second Lien, Series B, 1.25%, 1/01/18 (a)(b)	19,189	19,189,000

Master Tax-Exempt LLC
Schedule of Investments December 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value

	Chicago, Illinois, Wastewater Transmission, Revenue Refunding
	Bonds, VRDN, Sub-Series C-1, 1.15%, 1/01/39 (a)(b)	$ 6,000	$ 6,000,000
	Chicago, Illinois, Water Revenue Bonds, VRDN, Second Lien, 1%,
	11/01/30 (a)(b)	34,570	34,570,000
	Chicago, Illinois, Water Revenue Refunding Bonds, VRDN,
	Sub-Series 04-2, 1.05%, 11/01/31 (a)(b)	14,850	14,850,000
	Chicago, Illinois, Water Revenue Refunding Bonds, VRDN,
	Sub-Series 04-3, 1.05%, 11/01/31 (a)(b)	3,225	3,225,000
	Cook County, Illinois, GO, ROCS, VRDN, Series II-R-12030, 1.72%,
	11/15/12 (a)(b)(c)(e)	30,920	30,920,000
	Elmhurst, Illinois, Revenue Bonds (Joint Commission on Accreditation of
	Healthcare Organizations), VRDN, 0.90%, 7/01/18 (a)(b)	13,890	13,890,000
	Illinois Development Finance Authority, Revenue Refunding Bonds
	(Evanston Northwestern Healthcare Corporation), VRDN, Series A,
	1.10%, 5/01/31 (a)(b)	19,885	19,885,000
	Illinois Educational Facilities Authority Revenue Bonds (Art Institute
	of Chicago), VRDN, 1.15%, 3/01/27 (a)(b)	11,450	11,450,000
	Illinois Educational Facilities Authority, Revenue Refunding Bonds
	(The Art Institute of Chicago), VRDN, 1.15%, 3/01/27 (a)(b)	23,600	23,600,000
	Illinois Health Facilities Authority Revenue Bonds (Northwestern
	Memorial Hospital), VRDN, 1.13%, 8/15/25 (a)(b)	28,870	28,870,000
	Illinois Health Facilities Authority Revenue Bonds (Revolving Fund
	Pooled Program), VRDN, Series D, 1.15%, 8/01/15 (a)(b)	39,850	39,850,000
	Illinois State Finance Authority, PCR, Refunding (Commonwealth
	Edison Company Project), VRDN, Series D, 1.22%, 3/01/20 (a)(b)	5,600	5,600,000
	Illinois State Finance Authority, PCR, Refunding (Commonwealth
	Edison Company Project), VRDN, Series F, 1.15%, 3/01/17 (a)(b)	6,200	6,200,000
	Illinois State Finance Authority Revenue Bonds (Illinois Wesleyan
	University Project), VRDN, 0.85%, 9/01/23 (a)(b)	2,500	2,500,000
	Illinois State Finance Authority Revenue Bonds (Landing at Plymouth
	Place), VRDN, Series C, 1.10%, 5/15/37 (a)(b)	21,195	21,195,000
	Illinois State Finance Authority Revenue Bonds (North Park
	University Project), VRDN, 1.10%, 7/01/35 (a)(b)	4,800	4,800,000
	Illinois State Finance Authority Revenue Bonds (Northwestern
	University), VRDN, Sub-Series A, 0.75%, 12/01/34 (a)(b)	13,975	13,975,000
	Illinois State Finance Authority Revenue Bonds (Northwestern
	University), VRDN, Sub-Series A, 0.75%, 12/01/46 (a)(b)	4,075	4,075,000
	Illinois State Finance Authority Revenue Bonds (Rush University
	Medical Center), VRDN, Series A, 0.95%, 11/01/45 (a)(b)	4,000	4,000,000
	Illinois State Finance Authority Revenue Bonds (University of
	Chicago), VRDN, Series B, 0.80%, 7/01/34 (a)(b)	54,817	54,817,000
	Illinois State Finance Authority, Revenue Refunding Bonds (Central
	DuPage Health System), VRDN, Series C, 1.25%, 11/01/38 (a)(b)	49,830	49,830,000

Master Tax-Exempt LLC
Schedule of Investments December 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value

	Illinois State Finance Authority, Revenue Refunding Bonds, Eagle
	Tax-Exempt Trust, VRDN, Series 2006-0118, Class A, 1.36%,
	12/01/42 (a)(b)(c)	$ 3,150	$ 3,150,000
	Illinois State Finance Authority, Revenue Refunding Bonds (Elmhurst
	Memorial Healthcare Project), VRDN, Series B, 1.15%, 1/01/48 (a)(b)	3,100	3,100,000
	Illinois State Finance Authority, Revenue Refunding Bonds (Elmhurst
	Memorial Healthcare Project), VRDN, Series C, 1.10%, 1/01/48 (a)(b)	5,000	5,000,000
	Illinois State Finance Authority, Revenue Refunding Bonds
	(Northwest Community Hospital), VRDN, Series C, 0.75%,
	7/01/32 (a)(b)	5,700	5,700,000
	Illinois State Finance Authority, Revenue Refunding Bonds
	(Northwestern Memorial Hospital), VRDN, Series B-1, 1.05%,
	8/15/42 (a)(b)	12,500	12,500,000
	Illinois State Finance Authority, Revenue Refunding Bonds (Riverside
	Health System), VRDN, Series A, 1%, 11/15/22 (a)(b)	15,175	15,175,000
	Illinois State Finance Authority, Revenue Refunding Bonds (Riverside
	Health System), VRDN, Series B, 1%, 11/15/20 (a)(b)	14,950	14,950,000
	Illinois State Finance Authority, Revenue Refunding Bonds (Southern
	Illinois Healthcare Enterprise), VRDN, 1.10%, 3/01/38 (a)(b)	6,780	6,780,000
	Illinois State, GO, Bank of America MACON Trust, VRDN, Series L,
	1.20%, 1/01/31 (a)(b)(c)	1,750	1,750,000
	Illinois State, GO, Eagle Tax-Exempt Trust, VRDN, Series 2008-0021,
	Class A, 1.72%, 2/01/27 (a)(b)(c)(e)	11,260	11,260,000
	Illinois State, GO, MERLOTS, VRDN, Series B04, 2.05%,
	12/01/24 (a)(b)(c)(e)	8,930	8,930,000
	Illinois State, GO, ROCS, VRDN, Series II-R-12080, 1.65%,
	11/01/11 (a)(b)(c)(e)	9,470	9,470,000
	Illinois State Toll Highway Authority, Toll Highway Revenue
	Refunding Bonds, VRDN, Series B, 2.25%, 1/01/17 (a)(b)(e)	12,235	12,235,000
	Illinois State Toll Highway Authority, Toll Highway Senior Priority
	Revenue Bonds, VRDN, Series A-1, 2.25%, 7/01/30 (a)(b)	45,700	45,700,000
	Illinois State Toll Highway Authority, Toll Highway Senior Priority
	Revenue Bonds, VRDN, Series A-2, 2.25%, 7/01/30 (a)(b)	93,600	93,600,000
	University of Illinois, COP (Utility Infrastructure Projects),
	Refunding, VRDN, 1.05%, 8/15/21 (a)(b)	20,460	20,460,000
	University of Illinois, University Revenue Refunding Bonds, Eagle
	Tax-Exempt Trust, VRDN, Series 2006-0124, Class A, 1.46%,
	4/01/35 (a)(b)(c)(f)	10,000	10,000,000
	Will County, Illinois, Exempt Facilities Revenue Bonds (BP Amoco
	Chemical Company Project), VRDN, AMT, 1.20%, 3/01/28 (a)(b)	6,025	6,025,000
	Will County, Illinois, Exempt Facilities Revenue Bonds (BP Amoco
	Chemical Company Project), VRDN, AMT, 1.20%, 7/01/31 (a)(b)	3,800	3,800,000
	Will County, Illinois, Exempt Facilities Revenue Bonds (BP Amoco
	Chemical Company Project), VRDN, AMT, 1.20%, 7/01/32 (a)(b)	2,600	2,600,000

			779,186,000

Master Tax-Exempt LLC
Schedule of Investments December 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value

Indiana - 5.1%	Fort Wayne, Indiana, Waterworks Utility Revenue Notes, BAN,
	1.80%, 2/11/09	$ 17,840	$ 17,840,000
	IPS Multi-School Building Corporation, Indiana, Revenue Bonds,
	ROCS, VRDN, Series II-R-885WF, 1.64%, 1/15/30 (a)(b)(c)(e)	7,465	7,465,000
	Indiana Bond Bank, Advance Funding Program Revenue Notes,
	Series A, 3%, 1/30/09	50,000	50,036,206
	Indiana Bond Bank, Advance Funding Program Revenue Notes,
	Series A, 3%, 5/28/09	40,700	40,890,153
	Indiana Health Facilities Financing Authority, Revenue Refunding
	Bonds (Ascension Health Credit Group), VRDN, Series A-2, 0.80%,
	11/15/36 (a)(b)	75,000	75,000,000
	Indiana State Development Finance Authority, Educational Facilities
	Revenue Bonds (Indianapolis Museum of Art, Inc. Project), VRDN,
	1.15%, 2/01/39 (a)(b)	43,000	43,000,000
	Indiana State Development Finance Authority, Environmental
	Revenue Bonds (PSI Energy, Inc. Projects), VRDN, AMT, Series A,
	1.60%, 12/01/38 (a)(b)	32,550	32,550,000
	Indiana State Financing Authority, Health System Revenue Bonds
	(Sisters of St. Francis Health Service, Inc. Project), VRDN, Series B,
	1.05%, 11/01/41 (a)(b)	3,700	3,700,000
	Indiana State Financing Authority, Lease Appropriation Revenue
	Bonds, VRDN, Series A-1, 1.60%, 2/01/37 (a)(b)	62,000	62,000,000
	Indiana State Financing Authority, Lease Appropriation Revenue
	Bonds, VRDN, Series A-2, 1.30%, 2/01/37 (a)(b)	29,700	29,700,000
	Indiana State Financing Authority, Lease Appropriation Revenue
	Bonds, VRDN, Series A-3, 1.30%, 2/01/35 (a)(b)	29,500	29,500,000
	Indiana State Financing Authority, Lease Appropriation Revenue
	Bonds, VRDN, Series A-3, 1.30%, 2/01/37 (a)(b)	22,100	22,100,000
	Indiana State Financing Authority, Lease Appropriation Revenue
	Bonds, VRDN, Series A-4, 2.15%, 2/01/35 (a)(b)	82,000	82,000,000
	Indiana State Financing Authority, Lease Appropriation Revenue
	Bonds, VRDN, Series A-5, 2.15%, 2/01/35 (a)(b)	25,000	25,000,000
	Indiana State Financing Authority, Lease Appropriation Revenue
	Refunding Bonds, VRDN, Series A-2, 1.05%, 2/01/39 (a)(b)	5,000	5,000,000
	Indiana State Financing Authority, Revenue Refunding Bonds
	(Ascension Health), VRDN, Series E-3, 0.80%, 11/15/36 (a)(b)	7,000	7,000,000
	Indiana University Revenue Bonds, PUTTERS, VRDN, Series 2494,
	1.20%, 12/15/15 (a)(b)(c)	1,115	1,115,000
	Indianapolis, Indiana, EDR (New Bridges Apartments Project), VRDN,
	2.15%, 6/01/35 (a)(b)	3,735	3,735,000
	Michigan City, Indiana, Limited Obligation Revenue Bonds (Palatek
	Project), VRDN, AMT, 1.40%, 7/01/37 (a)(b)	5,000	5,000,000
	Pike County, Indiana, Multi-School Building Corporation,
	Revenue Refunding Bonds, PUTTERS, VRDN, Series 1122, 1.70%,
	7/15/12 (a)(b)(c)(f)	5,345	5,345,000

Master Tax-Exempt LLC
Schedule of Investments December 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value

	Portage, Indiana, EDR (Breckenridge Apartments Project), VRDN,
	AMT, 1.59%, 5/01/25 (a)(b)	$ 4,650	$ 4,650,000
	Saint Joseph County, Indiana, Industrial Educational Facilities
	Revenue Bonds (University of Notre Dame du Lac Project), VRDN,
	0.75%, 3/01/33 (a)(b)	12,000	12,000,000
	Saint Joseph County, Indiana, Industrial Educational Facilities
	Revenue Bonds (University of Notre Dame du Lac Project), VRDN,
	0.60%, 3/01/40 (a)(b)	6,900	6,900,000
	Whiting, Indiana, Environmental Facilities, CP, 1.15%, 6/01/09	16,000	16,000,000
	Whiting, Indiana, Environmental Facilities Revenue Refunding Bonds
	(Amoco Oil Company Project), VRDN, AMT, 1.20%, 7/01/31 (a)(b)	6,085	6,085,000
	Whiting, Indiana, Environmental Facilities Revenue Refunding Bonds
	(BP Products Project), VRDN, AMT, Series C, 1.20%, 7/01/34 (a)(b)	4,900	4,900,000
	Whiting, Indiana, Industrial Sewer and Solid Waste Disposal Revenue
	Refunding Bonds (Amoco Oil Company Project), VRDN, AMT, 1.20%,
	1/01/26 (a)(b)	10,000	10,000,000

			608,511,359

Iowa - 0.4%	Clear Lake, Iowa, Development Revenue Bonds (Joe Corbis Pizza
	Project), VRDN, AMT, 1.40%, 4/01/31 (a)(b)	3,460	3,460,000
	Iowa Finance Authority, Health Facilities Revenue Bonds (Central
	Iowa Health System), VRDN, Series A1, 1.30%, 2/15/35 (a)(b)(i)	9,100	9,100,000
	Iowa Finance Authority, Retirement Community Revenue Bonds
	(Edgewater - A Wesley Active Life Community), VRDN, Series E,
	1.12%, 11/01/42 (a)(b)	10,000	10,000,000
	Iowa Higher Education Loan Authority, Education Facilities Revenue
	Bonds (Saint Ambrose University), VRDN, 1.35%, 4/01/38 (a)(b)	10,000	10,000,000
	Louisa County, Iowa, PCR, Refunding (Iowa-Illinois Gas and Electric),
	VRDN, Series A, 1.55%, 9/01/16 (a)(b)	10,000	10,000,000

			42,560,000

Kansas - 0.5%	Kansas State Department of Transportation, Highway Revenue
	Refunding Bonds, VRDN, Series B-2, 3.75%, 9/01/19 (a)(b)	11,400	11,400,000
	Kansas State Department of Transportation, Highway Revenue
	Refunding Bonds, VRDN, Series C-1, 3.25%, 9/01/19 (a)(b)	19,700	19,700,000
	Kansas State Development Financing Authority, M/F Housing
	Revenue Bonds (Delaware Highlands Assistant Living), VRDN, AMT,
	Series C, 1.40%, 12/01/36 (a)(b)	4,130	4,130,000
	Kansas State Development Financing Authority, Revenue Bonds
	(Sisters of Charity of Leavenworth Health System), VRDN, Series C,
	1.15%, 12/01/19 (a)(b)	16,520	16,520,000
	Sedgwick and Shawnee Counties, Kansas, S/F Mortgage Revenue
	Refunding Bonds, JPMorgan Securities, Inc., PUTTERS, VRDN, AMT,
	Series 3206, 1.35%, 6/01/32 (a)(b)(c)(j)(k)(l)	8,245	8,245,000

			59,995,000

Kentucky - 1.6%	Boyd County, Kentucky, Sewer and Solid Waste Revenue Bonds (Air
	Products and Chemicals Project), VRDN, AMT, 1.28%, 7/01/21 (a)(b)	3,775	3,775,000

Master Tax-Exempt LLC
Schedule of Investments December 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value

	Campbell and Kenton Counties, Kentucky, Sanitation District
	Number 1 Revenue Bonds, Municipal Securities Trust Certificates,
	VRDN, Series SGA 130, 1.70%, 8/01/11 (a)(b)(c)(e)	$ 11,000	$ 11,000,000
	Carroll County, Kentucky, CP, 1.25%, 2/12/09	20,930	20,930,000
	Hopkinsville, Kentucky, Industrial Building Revenue Bonds (Free
	Flow Packaging Project), VRDN, AMT, 1.70%, 11/01/19 (a)(b)	2,860	2,860,000
	Jefferson County, Kentucky, CP, 1.75%, 2/12/09	35,000	35,000,000
	Kentucky Asset/Liability Commission, General Fund Revenue Notes,
	TRAN, Series A, 3%, 6/25/09	18,100	18,204,619
	Kentucky Higher Education Student Loan Corporation, Student Loan
	Revenue Refunding Bonds, VRDN, AMT, Senior Series A-1, 1.45%,
	6/01/37 (a)(b)	15,700	15,700,000
	Lexington-Fayette Urban County Airport Board, Kentucky, General
	Airport Revenue Refunding Bonds, VRDN, AMT, Series A, 1.50%,
	7/01/38 (a)(b)	8,870	8,870,000
	Louisville and Jefferson Counties, Kentucky, Metropolitan
	Government Health System, Revenue Refunding Bonds, ROCS, VRDN,
	Series II-R-662CE, 1.40%, 10/01/36 (a)(b)(c)	17,500	17,500,000
	Louisville and Jefferson Counties, Kentucky, Metropolitan Sewer
	District, Sewer and Drain System Revenue Bonds, Eagle
	Tax-Exempt Trust, VRDN, Series 2006-0053 Class A, 1.38%,
	5/15/33 (a)(b)(c)(g)	14,000	14,000,000
	Louisville and Jefferson Counties, Kentucky, Regional Airport
	Authority, Special Facilities Revenue Bonds (UPS Worldwide
	Forwarding, Inc.), VRDN, AMT, Series B, 1.40%, 1/01/29 (a)(b)	5,900	5,900,000
	Louisville and Jefferson Counties, Kentucky, Regional Airport
	Authority, Special Facilities Revenue Bonds (UPS Worldwide
	Forwarding, Inc.), VRDN, AMT, Series C, 1.10%, 1/01/29 (a)(b)	7,200	7,200,000
	Public Energy Authority of Kentucky, Inc., Gas Supply Revenue
	Bonds (BP Corporation of North America), VRDN, Series A, 1.05%,
	8/01/16 (a)(b)	21,172	21,172,000
	Shelby County, Kentucky, Lease Revenue Bonds, VRDN, Series A,
	1.10%, 9/01/34 (a)(b)	3,045	3,045,000
	Trimble County, Kentucky, Association of Counties Leasing
	Trust, Lease Program Revenue Bonds, VRDN, Series A, 1.20%,
	12/01/38 (a)(b)	5,575	5,575,000

			190,731,619

Louisiana - 2.5%	Ascension Parish, Louisiana, Revenue Bonds (BASF Corporation
	Project), VRDN, AMT, 1.90%, 3/01/25 (a)(b)	10,100	10,100,000
	Calcasieu Parish, Louisiana, IDB, Environmental Revenue Refunding
	Bonds (Citgo Petroleum Corp.), VRDN, AMT, 1.25%, 3/01/25 (a)(b)	35,600	35,600,000
	East Baton Rouge, Louisiana, Mortgage Finance Authority, S/F
	Revenue Bonds, Morgan Keegan Municipal Products, Inc., VRDN,
	AMT, Series A, 1.45%, 2/01/11 (a)(b)(c)	1,705	1,705,000
	East Baton Rouge Parish, Louisiana, Solid Waste Revenue Bonds
	(Exxon Project), VRDN, AMT, 1%, 12/01/28 (a)(b)	6,350	6,350,000

Master Tax-Exempt LLC
Schedule of Investments December 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value

	Lake Charles, Louisiana, Harbor and Terminal District Revenue Bonds
	(Lake Charles Cogeneration Project), VRDN, 2.25%, 3/15/09 (a)(b)	$ 53,000	$ 53,000,000
	Louisiana Local Government Environmental Facilities and Community
	Development Authority, Revenue Bonds (BASF Corporation Project),
	VRDN, AMT, 1.90%, 12/01/36 (a)(b)	4,000	4,000,000
	Louisiana Local Government Environmental Facilities and Community
	Development Authority, Revenue Bonds (Honeywell International Inc.
	Project), VRDN, AMT, 1.45%, 12/01/37 (a)(b)	6,000	6,000,000
	Louisiana Local Government Environmental Facilities and Community
	Development Authority, Revenue Refunding Bonds (BASF Corporation
	Project), VRDN, Series B, 1.85%, 12/01/30 (a)(b)	7,500	7,500,000
	Louisiana Public Facilities Authority Revenue Bonds (Air Products
	and Chemicals Project), VRDN, AMT, 1.28%, 12/01/39 (a)(b)	2,850	2,850,000
	Louisiana Public Facilities Authority Revenue Bonds (Coca-Cola Bottling
	Company Consolidated Project), VRDN, 1.50%, 4/01/23 (a)(b)	36,125	36,125,000
	Louisiana Public Facilities Authority Revenue Bonds (Dynamic Fuels,
	LLC Project), VRDN, 1.05%, 10/01/33 (a)(b)	24,000	24,000,000
	Louisiana Public Facilities Authority Revenue Bonds (Equipment
	and Capital Facilities Loan Program), VRDN, Series C, 1.50%,
	7/01/24 (a)(b)	1,150	1,150,000
	Louisiana Public Facilities Authority Revenue Bonds (II City Plaza
	LLC Project), VRDN, 1.50%, 3/01/40 (a)(b)	7,280	7,280,000
	Louisiana State, GO, Refunding, VRDN, Series A, 1%, 7/01/26 (a)(b)	8,300	8,300,000
	Louisiana State Gas and Fuels Tax Revenue Bonds, Eagle
	Tax-Exempt Trust, VRDN, Series 2006-0129, Class A, 1.66%,
	5/01/41 (a)(b)(c)(e)	27,225	27,225,000
	Louisiana State Gas and Fuels Tax Revenue Bonds, Eagle
	Tax-Exempt Trust, VRDN, Series 2006-137, Class A, 1.66%,
	5/01/36 (a)(b)(c)(e)	4,020	4,020,000
	Louisiana State Municipal Natural Gas Purchasing and Distribution
	Authority Revenue Bonds, PUTTERS, VRDN, Series 1411Q, 1.28%,
	3/15/14 (a)(b)(c)	12,787	12,787,000
	Louisiana State Offshore Terminal Authority, Deepwater Port
	Revenue Refunding Bonds (Loop LLC Project), VRDN, Series A,
	1.10%, 9/01/14 (a)(b)	21,950	21,950,000
	Saint Bernard Parish, Louisiana, Exempt Facilities Revenue Bonds
	(Exxon Mobil Corporation), VRDN, AMT, 1.10%, 11/01/26 (a)(b)	12,000	12,000,000
	Saint James Parish, Louisiana, Revenue Bonds (NuStar Logistics, L.P.
	Project), VRDN, 1.27%, 6/01/38 (a)(b)	4,000	4,000,000
	Saint Tammany Parish, Louisiana, Development District, Gulf
	Opportunity Zone Revenue Bonds (Slidell Development Company,
	LLC Project), VRDN, Series A, 1.50%, 5/01/38 (a)(b)	10,000	10,000,000
	South Louisiana Port Commission, Port Revenue Refunding Bonds
	(Occidental Petroleum), VRDN, 1.12%, 7/01/18 (a)(b)	4,400	4,400,000

			300,342,000

15

Master Tax-Exempt LLC
Schedule of Investments December 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value

Maine - 0.1%	Maine Health and Higher Educational Facilities Authority Revenue
	Bonds, Eclipse Funding Trust, Solar Eclipse Certificates, VRDN,
	Series 2007-0104, 1.15%, 7/01/37 (a)(b)(c)	$ 3,195	$ 3,195,000
	Maine State Housing Authority, Mortgage Purpose Revenue Bonds,
	VRDN, AMT, Series H, 1.15%, 11/15/40 (a)(b)	5,500	5,500,000

			8,695,000

Maryland - 1.4%	Baltimore County, Maryland, EDR, Refunding (Garrison Forest School
	Project), VRDN, 1.10%, 10/01/31 (a)(b)	6,380	6,380,000
	Baltimore County, Maryland, Revenue Refunding Bonds (The Paths
	at Loveton Farms Apartments Facility Project), VRDN, 1.13%,
	12/01/21 (a)(b)	4,455	4,455,000
	Baltimore, Maryland, Port Facilities Revenue Bonds (Occidental
	Petroleum), FLOATS, VRDN, 1.20%, 10/14/11 (a)(b)(c)	35,700	35,700,000
	Maryland State Community Development Administration, Department of
	Housing and Community Development, Residential Revenue Bonds,
	VRDN, AMT, Series C, 1.23%, 9/01/35 (a)(b)	13,630	13,630,000
	Maryland State Economic Development Corporation Revenue Bonds
	(Bakery de France Facility Project), VRDN, AMT, 1.55%, 9/01/32 (a)(b)	10,000	10,000,000
	Maryland State Economic Development Corporation Revenue Bonds
	(Linemark Printing, Inc. Project), VRDN, AMT, 1.45%, 12/01/33 (a)(b)	3,700	3,700,000
	Maryland State Economic Development Corporation Revenue Bonds
	(Pharmaceutics International, Inc. Project), VRDN, AMT, Series A, 1.40%,
	5/03/21 (a)(b)	4,715	4,715,000
	Maryland State Economic Development Corporation, Revenue
	Refunding Bonds (Garrett Community College), VRDN, 1.25%,
	8/01/38 (a)(b)	7,005	7,005,000
	Maryland State Health and Higher Educational Facilities Authority,
	Revenue Refunding Bonds (Johns Hopkins University), VRDN, Series B,
	0.70%, 7/01/27 (a)(b)	14,765	14,765,000
	Maryland State Health and Higher Educational Facilities Authority,
	Revenue Refunding Bonds (Pooled Loan Program), VRDN, Series D,
	1.15%, 1/01/29 (a)(b)	39,895	39,895,000
	Maryland State Health and Higher Educational Facilities Authority,
	Revenue Refunding Bonds (University of Maryland Medical System),
	VRDN, Series B, 1.20%, 7/01/41 (a)(b)	7,200	7,200,000
	Maryland State Stadium Authority, Lease Revenue Refunding Bonds
	(Baltimore Convention Center), VRDN, AMT, 0.80%, 12/15/14 (a)(b)	3,175	3,175,000
	Montgomery County, Maryland, EDR (Riderwood Village, Inc.
	Project), Refunding, VRDN, 1.20%, 3/01/34 (a)(b)	13,610	13,610,000
	Prince Georges County, Maryland, Revenue Refunding Bonds
	(Collington Episcopal Life Center), VRDN, Series A, 1.10%,
	4/01/36 (a)(b)	6,880	6,880,000

			171,110,000

Massachusetts -	Beverly, Massachusetts, GO, BAN, 2.50%, 1/21/09	7,000	7,003,172
3.6%	Massachusetts Bay Transportation Authority Revenue Bonds,
	FLOATS, VRDN, Series SG-156, 1.40%, 7/01/30 (a)(b)(c)	23,000	23,000,000

Master Tax-Exempt LLC
Schedule of Investments December 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value

	Massachusetts Bay Transportation Authority, Sales Tax Revenue
	Refunding Bonds, VRDN, Senior Series A-2, 0.75%, 7/01/26 (a)(b)	$ 17,500	$ 17,500,000
	Massachusetts State, CP, 1.58%, 1/09/09	30,000	30,000,000
	Massachusetts State Development Finance Agency Revenue Bonds,
	Bank of America MACON Trust, VRDN, Series 2007-344, 1.36%,
	12/01/12 (a)(b)(c)	92,300	92,300,000
	Massachusetts State Development Finance Agency Revenue Bonds
	(Suffolk University), VRDN, Series A, 1.65%, 7/01/35 (a)(b)(i)	13,710	13,710,000
	Massachusetts State, GO, RAN, Series B, 4%, 4/30/09	10,500	10,561,345
	Massachusetts State, GO, RAN, Series C, 4%, 5/29/09	10,500	10,576,088
	Massachusetts State, GO, Refunding, VRDN, Series B, 1.05%,
	1/01/21 (a)(b)	15,300	15,300,000
	Massachusetts State Health and Educational Facilities Authority
	Revenue Bonds, Bank of America MACON Trust, VRDN,
	Series 2007-310, 1.30%, 6/15/12 (a)(b)(c)	7,700	7,700,000
	Massachusetts State Health and Educational Facilities Authority
	Revenue Bonds (Dana-Farber Cancer Institute), VRDN, Series L-1,
	0.70%, 12/01/47 (a)(b)	6,800	6,800,000
	Massachusetts State Health and Educational Facilities Authority
	Revenue Bonds (Dana-Farber Cancer Institute), VRDN, Series L-2,
	0.70%, 12/01/47 (a)(b)	7,800	7,800,000
	Massachusetts State Health and Educational Facilities Authority
	Revenue Bonds, ROCS, VRDN, Series II-R-11577PB, 1.44%,
	7/01/38 (a)(b)(c)	31,815	31,815,000
	Massachusetts State Health and Educational Facilities Authority,
	Revenue Refunding Bonds (Partners Healthcare System Project),
	VRDN, Series F-4, 0.95%, 7/01/40 (a)(b)	62,625	62,625,000
	Massachusetts State Industrial Finance Agency, CP, 1.13%, 3/12/09	10,500	10,500,000
	Massachusetts State Turnpike Authority, Metropolitan
	Highway System, Revenue Refunding Bonds, Municipal
	Securities Trust Certificates, VRDN, Series SGC 28, Class A,
	1.24%, 1/01/29 (a)(b)(c)(d)	6,665	6,665,000
	Massachusetts State Water Resource Authority, Revenue Refunding
	Bonds, Eagle Tax-Exempt Trust, VRDN, Series 2006-0054 Class A,
	1.65%, 8/01/36 (a)(b)(c)(e)	7,495	7,495,000
	Massachusetts State Water Resource Authority, Revenue Refunding
	Bonds, VRDN, Series B, 1.02%, 8/01/31 (a)(b)	20,000	20,000,000
	University of Massachusetts Building Authority Revenue Bonds,
	VRDN, Senior Series A, 1%, 5/01/38 (a)(b)(m)	16,080	16,080,000
	University of Massachusetts Building Authority, Revenue Refunding
	Bonds, VRDN, Senior Series 3, 1.05%, 11/01/34 (a)(b)	19,815	19,815,000
	University of Massachusetts Building Authority, Revenue Refunding
	Bonds, VRDN, Senior Series 4, 1.07%, 11/01/34 (a)(b)	14,940	14,940,000

			432,185,605

Michigan - 4.0%	Detroit, Michigan, City School District, GO, Refunding, Bank of America
	MACON Trust, VRDN, Series J, 1.75%, 5/01/28 (a)(b)(c)(e)	5,100	5,100,000

Master Tax-Exempt LLC
Schedule of Investments December 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value

	Detroit, Michigan, City School District, GO, VRDN, Series A, 1.75%,
	5/01/29 (a)(b)(e)	$ 4,615	$ 4,615,000
	Detroit, Michigan, Sewage Disposal Revenue Refunding Bonds, Senior
	Lien, VRDN, Series C-1, 5%, 7/01/27 (a)(b)(e)	19,700	19,700,000
	Detroit, Michigan, Water Supply System, Revenue Refunding Bonds,
	ROCS, VRDN, Series II-R-665PB, 1.48%, 7/01/33 (a)(b)(c)(g)	20,805	20,805,000
	Jackson County, Michigan, Economic Development Corporation,
	Limited Obligation Revenue Bonds (Melling Tool Company Project),
	VRDN, AMT, 1.40%, 8/01/18 (a)(b)	3,525	3,525,000
	Michigan Higher Education Student Loan Authority, Revenue
	Refunding Bonds, RBC Municipal Products, Inc., FLOATS, VRDN, AMT,
	Series L-24, 1.43%, 3/01/28 (a)(b)(c)	44,945	44,945,000
	Michigan Municipal Bond Authority Revenue Notes, Series A-1,
	3%, 8/20/09	28,600	28,845,048
	Michigan State Building Authority, Revenue Refunding Bonds,
	Eagle Tax-Exempt Trust, VRDN, Series 2006-156, Class A, 2.16%,
	10/15/36 (a)(b)(c)(e)	7,100	7,100,000
	Michigan State, HDA, Rental Housing Revenue Refunding Bonds,
	VRDN, AMT, Series A, 1.40%, 10/01/37 (a)(b)	39,000	39,000,000
	Michigan State, HDA, Revenue Refunding Bonds, VRDN, AMT,
	Series D, 1.35%, 1/06/09 (a)(b)	8,000	8,000,000
	Michigan State Hospital Finance Authority Revenue Bonds (Ascension
	Health), VRDN, Series B-1, 0.80%, 11/15/33 (a)(b)	78,290	78,290,000
	Michigan State Hospital Finance Authority, Revenue Refunding Bonds
	(Ascension Health), VRDN, 0.80%, 11/15/33 (a)(b)	39,700	39,700,000
	Michigan State Hospital Finance Authority, Revenue Refunding Bonds
	(McLaren Health Care), VRDN, Series B, 1.05%, 10/15/30 (a)(b)	4,720	4,720,000
	Michigan State Hospital Finance Authority, Revenue Refunding Bonds
	(McLaren Health Care), VRDN, Series B, 0.70%, 10/15/38 (a)(b)	12,300	12,300,000
	Michigan State Revenue Bonds, PUTTERS, VRDN, Series 2096, 1.90%,
	9/15/17 (a)(b)(c)(e)	9,970	9,970,000
	Michigan State Strategic Fund, Limited Obligation Revenue Bonds
	(Livonia Tool, Inc. Project), VRDN, AMT, 1.40%, 3/01/26 (a)(b)	3,500	3,500,000
	Michigan State Strategic Fund, Limited Obligation Revenue Bonds
	(Millenium Steering LLC Project), VRDN, AMT, 1.40%, 3/01/21 (a)(b)	4,850	4,850,000
	Michigan State Strategic Fund, Limited Obligation Revenue Bonds
	(SBC Ventures LLC Project), VRDN, AMT, 1.40%, 7/01/39 (a)(b)	3,550	3,550,000
	Michigan State University, General Revenue Bonds, VRDN, 1.05%,
	2/15/34 (a)(b)	38,740	38,740,000
	Michigan State University, General Revenue Refunding Bonds, VRDN,
	Series A, 1.05%, 2/15/33 (a)(b)	7,315	7,315,000
	Oakland County, Michigan, Economic Development Corporation,
	Limited Obligation Revenue Bonds (Exhibit Enterprises, Inc.
	Project), VRDN, AMT, 1.40%, 6/01/34 (a)(b)	6,250	6,250,000

Master Tax-Exempt LLC
Schedule of Investments December 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value

	Oakland County, Michigan, Economic Development Corporation,
	Limited Obligation Revenue Bonds (Marian High School, Inc.
	Project), VRDN, 1.75%, 5/01/37 (a)(b)	$ 4,000	$ 4,000,000
	Oakland University, Michigan, Revenue Refunding Bonds, VRDN,
	1.10%, 3/01/31 (a)(b)	8,000	8,000,000
	University of Michigan, University Hospital Revenue Bonds, VRDN,
	Series A, 0.80%, 12/01/27 (a)(b)	61,000	61,000,000
	University of Michigan, University Hospital Revenue Refunding
	Bonds, VRDN, Series B, 0.80%, 12/01/37 (a)(b)	12,000	12,000,000

			475,820,048

Minnesota - 1.3%	Minneapolis, Minnesota, Health Care System Revenue Bonds (Fairview
	Health Services Project), VRDN, Series D, 1.05%, 11/15/47 (a)(b)	2,300	2,300,000
	Minneapolis, Minnesota, Health Care System Revenue Bonds (Fairview
	Health Services Project), VRDN, Series E, 0.95%, 11/15/47 (a)(b)	6,500	6,500,000
	Minnesota Agriculture and Economic Development Board, Revenue
	Refunding Bonds (Essentia Health), VRDN, Series C-4B, 1.40%,
	2/15/20 (a)(b)(i)	5,250	5,250,000
	Minnesota State, GO, JPMorgan Securities, Inc., PUTTERS, VRDN,
	Series 3265, 1.20%, 11/01/10 (a)(b)(c)	5,000	5,000,000
	Minnesota State, GO, ROCS, VRDN, Series II-R-11538PB, 1.45%,
	11/01/26 (a)(b)(c)	10,520	10,520,000
	Minnesota State, HFA, Residential Housing Finance Revenue
	Refunding Bonds, VRDN, AMT, Series C, 1.30%, 7/01/48 (a)(b)	7,500	7,500,000
	Rochester, Minnesota, Healthcare Facilities, CP, 0.90%, 1/13/09	108,250	108,250,000
	Saint Cloud, Minnesota, Health Care Revenue Bonds (CentraCare
	Health System Project), VRDN, Series A, 1.23%, 5/01/42 (a)(b)(i)	7,780	7,780,000
	University of Minnesota Revenue Bonds, VRDN, Series C, 1%,
	12/01/36 (a)(b)	4,740	4,740,000

			157,840,000

Mississippi - 1.4%	Mississippi Business Finance Corporation, Gulf Opportunity Zone, IDR
	(Chevron U.S.A. Inc. Project), VRDN, Series E, 1.05%, 12/01/30 (a)(b)	7,900	7,900,000
	Mississippi Business Finance Corporation, Gulf Opportunity Zone, IDR
	(SG Resources Mississippi LLC), VRDN, 1.27%, 5/01/32 (a)(b)	20,000	20,000,000
	Mississippi Business Finance Corporation Revenue Bonds
	(200 Renaissance LLC Project), VRDN, 1.50%, 1/01/37 (a)(b)	21,710	21,710,000
	Mississippi Business Finance Corporation Revenue Bonds (Renaissance at
	Colony Park LLC Project), VRDN, 1.50%, 5/01/35 (a)(b)	12,870	12,870,000
	Mississippi Development Bank, Special Obligation Revenue Bonds
	(Municipal Gas Authority of Mississippi - Natural Gas Supply Project),
	VRDN, 1.20%, 7/01/15 (a)(b)	50,522	50,522,000
	Mississippi Development Bank, Special Obligation Revenue Refunding
	Bonds (Walnut Grove Youth Facility Project), VRDN, Series A, 1.20%,
	8/01/27 (a)(b)	8,000	8,000,000
	Mississippi Hospital Equipment and Facilities Authority, Revenue
	Refunding Bonds (North Mississippi Health Services), VRDN, Series 1,
	0.85%, 5/15/16 (a)(b)	4,524	4,524,000

Master Tax-Exempt LLC
Schedule of Investments December 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value

	Mississippi Hospital Equipment and Facilities Authority, Revenue
	Refunding Bonds (North Mississippi Health Services), VRDN, Series 2,
	0.85%, 5/15/33 (a)(b)	$ 9,725	$ 9,725,000
	Mississippi State Capital Improvement, GO, VRDN, 0.95%,
	9/01/25 (a)(b)	30,200	30,200,000

			165,451,000

Missouri - 0.4%	Missouri-Illinois Bi-State Development Agency, Subordinate Mass
	Transit Revenue Bonds (Metrolink Cross County Extension Project),
	VRDN, Series A, 1.20%, 10/01/35 (a)(b)	3,160	3,160,000
	Missouri Joint Municipal Electric Utility Commission, Power
	Project Revenue Bonds, ROCS, VRDN, Series II-R-620PB, 1.48%,
	1/01/34 (a)(b)(c)(g)	5,730	5,730,000
	Missouri State Health and Educational Facilities Authority, Health
	Facilities Revenue Refunding Bonds (Saint Luke's Health System),
	VRDN, Series A, 0.95%, 11/15/40 (a)(b)	8,325	8,325,000
	Missouri State Health and Educational Facilities Authority, Health
	Facilities Revenue Refunding Bonds (Sisters of Mercy Health
	System), VRDN, Series A, 1.15%, 6/01/16 (a)(b)	7,300	7,300,000
	Missouri State Health and Educational Facilities Authority, Health
	Facilities Revenue Refunding Bonds (Sisters of Mercy Health
	System), VRDN, Series C, 1.05%, 6/01/19 (a)(b)	8,925	8,925,000
	Missouri State Health and Educational Facilities Authority, Health
	Facilities Revenue Refunding Bonds (Sisters of Mercy Health
	System), VRDN, Series D-3, 4.10%, 6/01/33 (a)(b)(e)	1,315	1,315,000
	Palmyra, Missouri, IDA, Solid Waste Disposal Revenue Bonds
	(BASF Corporation Project), VRDN, AMT, 1.90%, 12/01/22 (a)(b)	6,000	6,000,000
	Saint Louis, Missouri, General Fund, TRAN, 3.25%, 6/30/09	5,300	5,338,214

			46,093,214

Multi-State - 0.2%	Multi-State Revenue Bonds, BB&T Municipal Trust, FLOATS, VRDN,
	Series 5001, 1.40%, 6/01/20 (a)(b)(c)	15,000	15,000,000
	Multi-State Revenue Bonds, Clipper Tax-Exempt Certificates Trust,
	VRDN, AMT, Series 2007-19, 1.40%, 6/01/11 (a)(b)(c)(n)	3,187	3,187,000

			18,187,000

Nebraska - 1.3%	American Public Energy Agency, Nebraska, Gas Supply Revenue
	Bonds (National Public Gas Agency Project), VRDN, Series B,
	1.40%, 2/01/14 (a)(b)	50,000	50,000,000
	American Public Energy Agency, Nebraska, Gas Supply Revenue
	Bonds, VRDN, Series A, 1.20%, 12/01/15 (a)(b)	40,063	40,063,000
	Lincoln, Nebraska, Electric System Revenue Bonds, FLOATS, VRDN,
	Series 2900, 2.17%, 9/01/37 (a)(b)(c)	16,000	16,000,000
	Omaha, Nebraska, Public Power District Revenue Bonds, Eclipse
	Funding Trust, Solar Eclipse Certificates, VRDN, Series 2006-0025,
	1.15%, 2/01/36 (a)(b)(c)(d)	5,870	5,870,000
	Public Power Generation Agency, Nebraska, Revenue Bonds, Eagle
	Tax-Exempt Trust, VRDN, Series A, 1.38%, 1/01/41 (a)(b)(c)(g)(i)	11,000	11,000,000

Master Tax-Exempt LLC
Schedule of Investments December 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value

	Public Power Generation Agency, Nebraska, Revenue Bonds, ROCS,
	VRDN, Series II-R-11019PB, 1.48%, 1/01/37 (a)(b)(c)(g)	$ 26,280	$ 26,280,000

			149,213,000

Nevada - 0.9%	Clark County, Nevada, Airport System Revenue Bonds, VRDN, AMT,
	3%, 7/01/09 (a)(b)	36,600	36,788,674
	Clark County, Nevada, Airport System Revenue Refunding Bonds,
	Sub-Lien, VRDN, Series D-1, 1.20%, 7/01/36 (a)(b)	6,600	6,600,000
	Clark County, Nevada, School District, GO, PUTTERS, VRDN,
	Series 1429, 1.90%, 12/15/13 (a)(b)(c)(e)	4,365	4,365,000
	Reno, Nevada, Sales Tax Revenue Refunding Bonds (Reno
	Transportation Rail Access Corridor Project), Senior Lien, VRDN,
	1.15%, 6/01/42 (a)(b)	47,300	47,300,000
	Truckee Meadows, Nevada, Water Authority, Water Revenue
	Refunding Bonds, FLOATS, VRDN, Series 51TP, 1.25%,
	7/01/30 (a)(b)(c)(e)	5,895	5,895,000

			100,948,674

New Hampshire -	New Hampshire Health and Educational Facilities Authority Revenue
0.2%	Bonds, Eclipse Funding Trust, Solar Eclipse Certificates, VRDN,
	Series 2007-0018, 1.15%, 7/01/36 (a)(b)(c)	10,495	10,495,000
	New Hampshire Health and Educational Facilities Authority Revenue
	Bonds (River College), VRDN, 1.40%, 2/01/38 (a)(b)	6,870	6,870,000
	New Hampshire Health and Educational Facilities Authority,
	Revenue Refunding Bonds (Dartmouth College), VRDN, Series A,
	0.75%, 6/01/31 (a)(b)	11,900	11,900,000

			29,265,000

New Jersey - 0.2%	New Jersey EDA, CP, 3%, 1/05/09	17,000	17,000,000
	New Jersey State Transportation Trust Fund Revenue Bonds,
	Deutsche Bank SPEARs/LIFERs Trust, SPEARs, VRDN, AMT,
	Series DB-452, 1.22%, 12/15/33 (a)(b)(c)(e)	2,595	2,595,000

			19,595,000

New Mexico - 0.2%	New Mexico State Hospital Equipment Loan Council, Hospital
	Revenue Refunding Bonds (Presbyterian Healthcare Services), VRDN,
	Series D, 0.80%, 8/01/34 (a)(b)	10,700	10,700,000
	Rio Rancho, New Mexico, Water and Waste Water Revenue Bonds,
	Eclipse Funding Trust, Solar Eclipse Certificates, VRDN,
	Series 2007-0019, 1.15%, 5/15/32 (a)(b)(c)(f)	14,505	14,505,000

			25,205,000

New York - 5.3%	Albany, New York, City School District, GO, BAN, Series A, 3%,
	6/26/09	32,665	32,853,223
	Babylon, New York, IDA Residential Recovery Revenue Refunding
	Bonds (Ogden Martin Project), VRDN, 5%, 1/01/19 (a)(b)(e)	7,450	7,450,000
	New York City, New York, City Housing Development Corporation,
	M/F Housing Revenue Bonds, VRDN, AMT, Series J-1, 1.10%,
	11/01/40 (a)(b)	81,960	81,960,000

Master Tax-Exempt LLC
Schedule of Investments December 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value

	New York City, New York, City Housing Development Corporation,
	M/F Mortgage Revenue Bonds (Beekman Tower), VRDN, Series A,
	0.80%, 3/01/48 (a)(b)	$ 24,300	$ 24,300,000
	New York City, New York, City Housing Development Corporation,
	M/F Mortgage Revenue Refunding Bonds (The Crest Project), VRDN,
	Series A, 1.15%, 12/01/36 (a)(b)	2,700	2,700,000
	New York City, New York, City Housing Development Corporation,
	M/F Rental Housing Revenue Bonds (Brittany Development), VRDN,
	AMT, Series A, 1.02%, 6/15/29 (a)(b)(j)	13,000	13,000,000
	New York City, New York, City IDA, Civic Facility Revenue Bonds
	(New York Law School Project), VRDN, Series A, 0.75%, 7/01/36 (a)(b)	13,300	13,300,000
	New York City, New York, City IDA, Liberty Revenue Bonds (One
	Bryant Park LLC Project), VRDN, Series A, 1.10%, 11/01/39 (a)(b)	24,000	24,000,000
	New York City, New York, City Municipal Water Finance Authority,
	CP, 1.18%, 2/11/09	50,000	50,000,000
	New York City, New York, City Municipal Water Finance Authority,
	Water and Sewer System, Second General Resolution Revenue Refunding
	Bonds, VRDN, Series AA-2, 1.30%, 6/15/32 (a)(b)	4,000	4,000,000
	New York City, New York, City Transitional Finance Authority,
	Future Tax Secured Revenue Bonds, VRDN, Series A-1, 1.30%,
	11/15/28 (a)(b)	15,780	15,780,000
	New York City, New York, City Transitional Finance Authority
	Revenue Bonds (New York City Recovery), VRDN, Series 3,
	Sub-Series 3-G, 0.90%, 11/01/22 (a)(b)	18,465	18,465,000
	New York City, New York, City Transitional Finance Authority Revenue
	Refunding Bonds, VRDN, Sub-Series C-3, 1.80%, 8/01/31 (a)(b)	13,545	13,545,000
	New York City, New York, City Transitional Finance Authority,
	Special Tax Revenue Refunding Bonds, VRDN, Series C, 0.90%,
	2/01/32 (a)(b)	8,100	8,100,000
	New York City, New York, GO, ROCS, VRDN, Series II-R-251A, 1.39%,
	12/15/33 (a)(b)(c)	25,000	25,000,000
	New York City, New York, GO, Refunding, VRDN, Sub-Series E-3,
	0.95%, 8/01/23 (a)(b)	19,300	19,300,000
	New York City, New York, GO, Refunding, VRDN, Sub-Series J-8,
	1.05%, 8/01/21 (a)(b)	1,600	1,600,000
	New York City, New York, GO, Refunding, VRDN, Sub-Series J-9,
	0.96%, 8/01/27 (a)(b)	25,000	25,000,000
	New York City, New York, GO, VRDN, Series F-4, 1.03%,	16,840	16,840,000
	2/15/20 (a)(b)
	New York City, New York, GO, VRDN, Sub-Series H-1, 1.30%,
	1/01/36 (a)(b)	5,000	5,000,000
	New York City, New York, GO, VRDN, Sub-Series H-3, 0.95%,
	3/01/34 (a)(b)	3,800	3,800,000
	New York City, New York, GO, VRDN, Sub-Series I-4, 1.05%,
	4/01/36 (a)(b)	10,550	10,550,000

22

Master Tax-Exempt LLC
Schedule of Investments December 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value

	New York City, New York, GO, VRDN, Sub-Series L-5, 1.50%,
	4/01/35 (a)(b)	$ 30,000	$ 30,000,000
	New York State Dormitory Authority, Mental Health Services
	Revenue Bonds, VRDN, Sub-Series D-2F, 1%, 2/15/31 (a)(b)	9,120	9,120,000
	New York State Dormitory Authority, Non-State Supported Debt
	Revenue Bonds (Rochester Friendly Home), VRDN, 1.05%,
	6/01/38 (a)(b)	8,545	8,545,000
	New York State, HFA, Housing Revenue Bonds (363 West 30th
	Street), VRDN, AMT, Series A, 1%, 11/01/32 (a)(b)(k)	2,800	2,800,000
	New York State, HFA, Revenue Bonds (42nd & 10th Project), VRDN,
	AMT, Series A, 1.15%, 11/01/41 (a)(b)	29,500	29,500,000
	New York State, HFA, Revenue Bonds (Worth Street Project), VRDN,
	AMT, Series A, 1.05%, 5/15/33 (a)(b)(j)	11,800	11,800,000
	New York State, HFA, Service Contract Revenue Refunding Bonds,
	VRDN, Series G, 1.05%, 3/15/28 (a)(b)	11,000	11,000,000
	New York State Mortgage Agency, Homeowner Mortgage Revenue
	Bonds, VRDN, AMT, 37th Series, 2%, 4/01/35 (a)(b)	15,200	15,200,000
	New York State Mortgage Agency, Homeowner Mortgage Revenue
	Bonds, VRDN, AMT, Series 139, 1.25%, 10/01/37 (a)(b)	4,750	4,750,000
	New York State Mortgage Agency, Homeowner Mortgage Revenue
	Bonds, VRDN, AMT, Series 142, 1.15%, 10/01/37 (a)(b)	10,000	10,000,000
	New York State Urban Development Corporation, Service Contract
	Revenue Refunding Bonds, VRDN, Series A-5, 0.95%, 1/01/30 (a)(b)	11,800	11,800,000
	Port Authority of New York and New Jersey, Consolidated Revenue
	Bonds, JPMorgan Securities, Inc., PUTTERS, VRDN, AMT, Series 3192,
	1.33%, 1/15/13 (a)(b)(c)	25,325	25,325,000
	Port Authority of New York and New Jersey, Consolidated Revenue
	Refunding Bonds, JPMorgan Securities, Inc., PUTTERS, VRDN, AMT,
	Series 3176, 1.33%, 11/01/12 (a)(b)(c)	27,860	27,860,000
	Triborough Bridge and Tunnel Authority, New York, General Revenue
	Bonds, VRDN, Series B, 2.50%, 1/01/33 (a)(b)	18,145	18,145,000

			632,388,223

North Carolina -	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health
4.6%	Care System Revenue Refunding Bonds (Carolinas Healthcare
	System), VRDN, Series D, 1.07%, 1/15/26 (a)(b)	10,115	10,115,000
	Charlotte, North Carolina, Airport Revenue Refunding Bonds
	(Charlotte Douglas International Airport Project), VRDN, Series D,
	1.20%, 7/01/34 (a)(b)	4,700	4,700,000
	Cleveland County, North Carolina, Industrial Facilities and Pollution
	Control Financing Authority, Industrial Revenue Bonds (Chris Craft
	Corporation Project), VRDN, AMT, 1.70%, 5/01/32 (a)(b)	5,145	5,145,000
	Lee County, North Carolina, Industrial Facilities and Pollution
	Control Financing Authority, IDR (Arden Corporation Project), VRDN,
	AMT, 1.40%, 8/01/34 (a)(b)	4,800	4,800,000

Master Tax-Exempt LLC
Schedule of Investments December 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value

	Martin County, North Carolina, Industrial Facilities and Pollution
	Control Financing Authority, IDR (Penco Products Project), VRDN,
	AMT, 1.40%, 9/01/22 (a)(b)	$ 9,000	$ 9,000,000
	Mecklenburg County, North Carolina, COP, VRDN, 2%, 2/01/25 (a)(b)	31,150	31,150,000
	Mecklenburg County, North Carolina, COP, VRDN, Series A, 1.22%,
	2/01/28 (a)(b)	9,000	9,000,000
	Montgomery County, North Carolina, Industrial Facilities and
	Pollution Control Financing Authority Revenue Bonds (Republic
	Services Project), VRDN, AMT, 1.20%, 12/01/20 (a)(b)	2,900	2,900,000
	North Carolina Capital Facilities Finance Agency, Exempt Facilities
	Revenue Bonds (Republic Services Inc. Project), VRDN, AMT, 1.52%,
	9/01/25 (a)(b)	10,000	10,000,000
	North Carolina Capital Facilities Finance Agency Revenue Bonds
	(Aquarium Society Project), VRDN, 1.20%, 6/01/26 (a)(b)	3,400	3,400,000
	North Carolina Capital Facilities Finance Agency, Revenue
	Refunding Bonds, JPMorgan Securities, Inc., PUTTERS, VRDN,
	Series 3248, 1.20%, 10/01/34 (a)(b)(c)(n)	5,545	5,545,000
	North Carolina Capital Facilities Finance Agency, Solid Waste
	Disposal, Revenue Refunding Bonds (Duke Energy Carolinas LLC),
	VRDN, AMT, Series A, 1%, 11/01/40 (a)(b)	11,000	11,000,000
	North Carolina Capital Facilities Finance Agency, Solid Waste
	Disposal, Revenue Refunding Bonds (Duke Energy Carolinas LLC),
	VRDN, AMT, Series B, 1.12%, 11/01/40 (a)(b)	6,000	6,000,000
	North Carolina Eastern Municipal Power Agency, Power
	System Revenue Bonds, MERLOTS, VRDN, Series A22,
	1.85%, 1/01/24 (a)(b)(c)	4,025	4,025,000
	North Carolina Educational Facilities Finance Agency Revenue Bonds
	(Duke University Project), VRDN, Series A, 0.80%, 12/01/17 (a)(b)	8,350	8,350,000
	North Carolina Educational Facilities Finance Agency Revenue Bonds
	(Duke University Project), VRDN, Series A, 0.80%, 6/01/27 (a)(b)	13,700	13,700,000
	North Carolina Educational Facilities Finance Agency Revenue Bonds
	(Duke University Project), VRDN, Series B, 0.80%, 12/01/21 (a)(b)	11,100	11,100,000
	North Carolina HFA, Home Ownership Revenue Bonds, MERLOTS,
	VRDN, AMT, Series B12, 2.15%, 7/01/37 (a)(b)(c)	3,085	3,085,000
	North Carolina HFA, Home Ownership Revenue Bonds, VRDN, AMT,
	Series 17-C, 1.30%, 7/01/33 (a)(b)	3,600	3,600,000
	North Carolina HFA, Home Ownership Revenue Bonds, VRDN, AMT,
	Series 18-C, 1.30%, 1/01/35 (a)(b)	3,000	3,000,000
	North Carolina Medical Care Commission, Health Care Facilities
	Revenue Bonds (Novant Health Group), VRDN, Series B, 1.90%,
	11/01/34 (a)(b)	8,300	8,300,000
	North Carolina Medical Care Commission, Health Care Facilities
	Revenue Bonds (Novant Health, Inc.), VRDN, Series A, 1.05%,
	11/01/34 (a)(b)	59,750	59,750,000

24

Master Tax-Exempt LLC
Schedule of Investments December 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value

	North Carolina Medical Care Commission, Health Care Facilities,
	Revenue Refunding Bonds (Duke University Health System), VRDN,
	Series C, 1.10%, 6/01/28 (a)(b)	$ 11,500	$ 11,500,000
	North Carolina Medical Care Commission, Health Care Facilities,
	Revenue Refunding Bonds, ROCS, VRDN, Series II-R-10313, 1.42%,
	6/01/11 (a)(b)(c)	45,500	45,500,000
	North Carolina Medical Care Commission, Health Care Facilities,
	Revenue Refunding Bonds (University Health Systems of Eastern
	Carolina Project), VRDN, Series A1, 1.05%, 12/01/28 (a)(b)	7,600	7,600,000
	North Carolina Medical Care Commission, Health Care Facilities,
	Revenue Refunding Bonds (University Health Systems of Eastern
	Carolina Project), VRDN, Series B1, 1.03%, 12/01/36 (a)(b)	4,900	4,900,000
	North Carolina Medical Care Commission, Hospital Revenue Bonds
	(Duke University Hospital Project), VRDN, Series B, 2%, 6/01/15 (a)(b)	2,250	2,250,000
	North Carolina Medical Care Commission, Hospital Revenue Bonds
	(Moses H. Cone Memorial Health System), VRDN, Series A, 1.05%,
	10/01/35 (a)(b)	39,450	39,450,000
	North Carolina Medical Care Commission, Hospital Revenue Bonds
	(Moses H. Cone Memorial Health System), VRDN, Series B, 1.05%,
	10/01/35 (a)(b)	32,300	32,300,000
	North Carolina Medical Care Commission, Hospital Revenue Bonds
	(Moses H. Cone Memorial Hospital Project), VRDN, 1.05%,
	10/01/23 (a)(b)	24,640	24,640,000
	North Carolina Medical Care Commission, Hospital Revenue
	Refunding Bonds (Duke University Hospital Project), VRDN, 2%,
	6/01/23 (a)(b)	22,850	22,850,000
	North Carolina Medical Care Commission, Retirement Facilities
	Revenue Refunding Bonds (Aldersgate Project), VRDN, 1.27%,
	1/01/31 (a)(b)	1,300	1,300,000
	North Carolina State Educational Assistance Authority, Revenue
	Refunding Bonds (Guaranteed Student Loan), VRDN, AMT, Series A-2,
	1.30%, 9/01/35 (a)(b)	14,000	14,000,000
	North Carolina State, GO, VRDN, Series F, 0.80%, 5/01/21 (a)(b)	7,200	7,200,000
	Raleigh, North Carolina, COP (Governmental Facilities Project), 3%,
	11/25/09 (a)(b)	3,500	3,552,937
	Raleigh, North Carolina, COP, VRDN, Series B, 1.25%, 2/01/34 (a)(b)	11,000	11,000,000
	Raleigh, North Carolina, Combined Enterprise System Revenue
	Bonds, ROCS, VRDN, Series II-R-645, 1.35%, 3/01/36 (a)(b)(c)	6,400	6,400,000
	University of North Carolina, University Revenue Refunding Bonds,
	VRDN, Series B, 0.80%, 12/01/25 (a)(b)	4,185	4,185,000
	Wake County, North Carolina, GO, BAN, 3.50%, 10/15/09	6,000	6,083,791
	Wake County, North Carolina, GO, VRDN, Series A, 1.15%,
	4/01/19 (a)(b)	45,250	45,250,000

25

Master Tax-Exempt LLC
Schedule of Investments December 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value

	Wake County, North Carolina, Industrial Facilities and Pollution
	Control Financing Authority Revenue Bonds (Solid Waste
	Disposal-Highway 55), VRDN, AMT, 2.15%, 9/01/13 (a)(b)	$ 2,300	$ 2,300,000
	Winston-Salem, North Carolina, Water and Sewer System, Revenue
	Refunding Bonds, VRDN, Series C, 2.35%, 6/01/28 (a)(b)	22,965	22,965,000

			542,891,728

North Dakota - 0.1%	Cass County, North Dakota, Health Facilities Revenue Bonds
	(Essentia Health - Saint Mary's Duluth Clinic), VRDN, Series A-1,
	1.50%, 2/15/37 (a)(b)(i)	10,185	10,185,000

Ohio - 2.4%	Allen County, Ohio, Hospital Facilities Revenue Bonds (Catholic
	Healthcare Partners), VRDN, Series A, 1%, 10/01/31 (a)(b)	5,000	5,000,000
	Avon, Ohio, GO, BAN, 2.35%, 5/14/09	5,600	5,607,151
	Beachwood, Ohio, GO, BAN, 2.25%, 12/03/09	1,000	1,004,990
	Canfield, Ohio, Local School District, GO, BAN, 2.50%, 9/17/09	4,730	4,750,474
	Clark County, Ohio, GO, BAN, 2%, 5/06/09	1,275	1,275,863
	Cuyahoga County, Ohio, GO, BAN, 2.50%, 12/23/09	15,000	15,210,386
	Cuyahoga Falls, Ohio, GO, Limited Tax Various Purpose Notes,
	2.75%, 12/09/09	1,750	1,771,066
	Cuyahoga, Ohio, Community College, TAN, Refunding, Series B,
	2.50%, 7/01/09	5,000	5,031,061
	Erie County, Ohio, Hospital Facilities Revenue Bonds, FLOATS,
	VRDN, Series 2801, 2.17%, 8/15/46 (a)(b)(c)	5,875	5,875,000
	Franklin County, Ohio, Hospital Revenue Refunding Bonds (Nationwide
	Children's Hospital), VRDN, Series F, 1.28%, 5/01/31 (a)(b)	4,600	4,600,000
	Grove City, Ohio, Construction and Improvement Notes, GO, 2.32%,
	3/12/09	9,531	9,530,240
	Hamilton County, Ohio, Student Housing Revenue Bonds (Block 3
	Community Urban Redevelopment Corporation Project), VRDN,
	1.40%, 8/01/36 (a)(b)	8,830	8,830,000
	Lancaster Port Authority, Ohio, Gas Revenue Bonds, VRDN, 1.15%,
	5/01/38 (a)(b)	16,865	16,865,000
	Mercer County, Ohio, Detention Facility, GO, BAN, 2.75%, 3/10/09	1,500	1,501,385
	Ohio State Air Quality Development Authority, Revenue Refunding
	Bonds (Cincinnati Gas and Electric), VRDN, Series A, 1.35%,
	9/01/30 (a)(b)	7,900	7,900,000
	Ohio State Air Quality Development Authority, Revenue Refunding
	Bonds (Cincinnati Gas and Electric), VRDN, Series B, 5.05%,
	9/01/30 (a)(b)	16,300	16,300,000
	Ohio State Air Quality Development Authority, Revenue Refunding
	Bonds (FirstEnergy Nuclear Generation Corporation Project), VRDN,
	AMT, Series A, 2.10%, 6/01/33 (a)(b)	12,400	12,400,000
	Ohio State Air Quality Development Authority, Revenue Refunding
	Bonds (FirstEnergy Nuclear Generation Corporation Project), VRDN,
	Series A, 1.60%, 12/01/23 (a)(b)	32,000	32,000,000
	Ohio State, GO, Common Schools, VRDN, Series A, 0.75%,
	3/15/25 (a)(b)	21,785	21,785,000

26

Master Tax-Exempt LLC
Schedule of Investments December 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value

	Ohio State, GO, Common Schools, VRDN, Series B, 0.75%,
	3/15/25 (a)(b)	$ 31,115	$ 31,115,000
	Ohio State, GO, Refunding, VRDN, Series D, 0.85%, 2/01/19 (a)(b)	10,200	10,200,000
	Ohio State Higher Educational Facilities Commission, Revenue
	Refunding Bonds (Cleveland Clinic Health System), VRDN,
	Series B-1, 1%, 1/01/43 (a)(b)	17,100	17,100,000
	Ohio State University, General Receipts Revenue Bonds, VRDN,
	Series B, 0.75%, 6/01/35 (a)(b)	900	900,000
	Ohio State Water Development Authority, Pollution Control Facilities,
	Revenue Refunding Bonds (FirstEnergy Nuclear Generation Corporation
	Project), VRDN, AMT, Series A, 1.20%, 8/01/33 (a)(b)	30,000	30,000,000
	Princeton, Ohio, City School District, GO, Municipal Securities Trust
	Certificates, VRDN, Series SGB 50-A, 1%, 12/01/30 (a)(b)(c)(f)	2,370	2,370,000
	Solon, Ohio, GO, BAN, 2.75%, 11/19/09	5,700	5,749,533
	Strongsville, Ohio, GO, BAN, Series 2, 3.25%, 5/14/09	2,750	2,754,515
	Union County, Ohio, GO, BAN, 2.375%, 12/09/09	1,000	1,004,843
	Wood County, Ohio, IDR (GHT Property Management LLC Project),
	VRDN, AMT, 2.65%, 8/01/19 (a)(b)	1,150	1,150,000

			279,581,507

Oklahoma - 0.1%	Oklahoma State Development Finance Authority Revenue Bonds
	(ConocoPhillips Company Project), VRDN, AMT, 0.93%, 12/01/38 (a)(b)	5,000	5,000,000
	Oklahoma State Development Finance Authority Revenue Bonds
	(ConocoPhillips Company Project), VRDN, AMT, Series B, 1.18%,
	8/01/37 (a)(b)	2,500	2,500,000
	Oklahoma State, HFA, S/F Mortgage Revenue Refunding Bonds,
	VRDN, 1.71%, 3/01/09 (a)(b)	5,990	5,990,200

			13,490,200

Oregon - 0.6%	Clackamas County, Oregon, Hospital Facility Authority Revenue Bonds
	(Legacy Health System), VRDN, 1.15%, 2/15/30 (a)(b)	8,875	8,875,000
	Clackamas County, Oregon, Hospital Facility Authority Revenue Bonds
	(Legacy Health System), VRDN, Series C, 1.03%, 6/01/37 (a)(b)	4,800	4,800,000
	Klamath Falls, Oregon, Electric Revenue Refunding Bonds (Klamath
	Cogeneration Project), Senior Lien, VRDN, 6%, 1/01/09 (a)(b)(o)	30,000	30,602,266
	Medford, Oregon, Hospital Facilities Authority Revenue Bonds
	(Rogue Valley Manor Project), VRDN, 1.15%, 8/15/37 (a)(b)	17,200	17,200,000
	Oregon State Facilities Authority Revenue Bonds (PeaceHealth),
	VRDN, Series B, 0.75%, 8/01/34 (a)(b)	12,825	12,825,000

			74,302,266

Pennsylvania - 3.3%	Allegheny County, Pennsylvania, Hospital Development
	Authority Revenue Bonds, PUTTERS, VRDN, Series 2327,
	1.28%, 2/01/11 (a)(b)(c)	5,885	5,885,000
	Beaver County, Pennsylvania, IDA, PCR, Refunding (FirstEnergy
	Nuclear Generation Corporation Project), VRDN, Series B, 2%,
	12/01/35 (a)(b)	23,740	23,740,000
	Delaware County, Pennsylvania, Authority, College Revenue Bonds
	(Haverford College), VRDN, 0.85%, 11/15/38 (a)(b)	18,200	18,200,000

Master Tax-Exempt LLC
Schedule of Investments December 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value

	Delaware River Joint Toll Bridge Commission of New Jersey and
	Pennsylvania, Bridge Revenue Bonds, VRDN, Series B-2, 2.50%,
	7/01/32 (a)(b)	$ 23,000	$ 23,000,000
	Emmaus, Pennsylvania, General Authority Revenue Bonds (Pennsylvania
	Loan Program), VRDN, Series A, 3%, 3/01/30 (a)(b)(e)	13,200	13,200,000
	Pennsylvania Economic Development Financing Authority,
	Wastewater Treatment Revenue Refunding Bonds (Sunoco, Inc. -
	R & M Project), VRDN, AMT, Series B, 1.35%, 10/01/34 (a)(b)	28,000	28,000,000
	Pennsylvania HFA, S/F Mortgage Revenue Refunding Bonds, VRDN,
	AMT, Series 99C, 3.15%, 10/01/23 (a)(b)	5,100	5,100,000
	Pennsylvania State Turnpike Commission, Turnpike Revenue
	Refunding Bonds, VRDN, Series A-1, 1.10%, 12/01/30 (a)(b)	41,765	41,765,000
	Pennsylvania State Turnpike Commission, Turnpike Revenue
	Refunding Bonds, VRDN, Series A-2, 1.20%, 12/01/22 (a)(b)	19,015	19,015,000
	Pennsylvania State Turnpike Commission, Turnpike Revenue
	Refunding Bonds, VRDN, Series A-2, 1.10%, 12/01/30 (a)(b)	26,000	26,000,000
	Pennsylvania State Turnpike Commission, Turnpike Revenue
	Refunding Bonds, VRDN, Series A-3, 1.10%, 12/01/30 (a)(b)	10,000	10,000,000
	Pennsylvania State Turnpike Commission, Turnpike Revenue
	Refunding Bonds, VRDN, Series B, 3%, 12/01/12 (a)(b)	9,030	9,030,000
	Pennsylvania State Turnpike Commission, Turnpike Revenue
	Refunding Bonds, VRDN, Series U, 1.50%, 12/01/19 (a)(b)	39,415	39,415,000
	Philadelphia, Pennsylvania, Authority for IDR, Refunding, VRDN,
	Series B, 1%, 10/01/30 (a)(b)	70,000	70,000,000
	Philadelphia, Pennsylvania, GO, TRAN, Series A, 3.50%, 6/30/09	17,000	17,125,491
	Philadelphia, Pennsylvania, Hospitals and Higher Education Facilities
	Authority, Hospital Revenue Refunding Bonds (Children's Hospital
	Project), VRDN, Series A, 1.35%, 7/01/31 (a)(b)	4,750	4,750,000
	Saint Mary Hospital Authority of Bucks County, Pennsylvania,
	Revenue Bonds (Catholic Health Initiatives), VRDN, Series C, 0.85%,
	5/01/44 (a)(b)	30,000	30,000,000
	Southcentral General Authority, Pennsylvania, Revenue Refunding
	Bonds (Wellspan Health Obligated Group Project), VRDN, Series C,
	1.20%, 6/01/37 (a)(b)	5,800	5,800,000

			390,025,491

Rhode Island - 0.6%	Narragansett Bay Commission, Rhode Island, Wastewater
	System Revenue Bonds, ROCS, VRDN, Series II-R-780PB,
	1.48%, 2/01/32 (a)(b)(c)(g)	13,895	13,895,000
	Rhode Island Housing and Mortgage Finance Corporation, M/F
	Mortgage Revenue Bonds (Groves at Johnston Project), VRDN, AMT,
	1.30%, 3/01/40 (a)(b)	17,500	17,500,000
	Rhode Island State and Providence Plantations, GO, TAN, 3.50%,
	6/30/09	37,000	37,236,332

			68,631,332

28

Master Tax-Exempt LLC
Schedule of Investments December 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value

South Carolina -	Berkeley County, South Carolina, Exempt Facilities, Industrial
1.9%	Revenue Bonds (Amoco Chemical Company Project), VRDN, AMT,
	1.20%, 4/01/28 (a)(b)	$ 4,600	$ 4,600,000
	Florence County, South Carolina, Solid Waste Disposal and
	Wastewater Treatment Revenue Bonds (Roche Carolina, Inc.
	Project), VRDN, AMT, 1.28%, 4/01/26 (a)(b)	29,550	29,550,000
	Florence County, South Carolina, Solid Waste Disposal and
	Wastewater Treatment Revenue Bonds (Roche Carolina, Inc.
	Project), VRDN, AMT, 1.28%, 4/01/27 (a)(b)	9,580	9,580,000
	Greenville Hospital System, South Carolina, Hospital Facilities
	Revenue Refunding Bonds, VRDN, Series B, 1.22%, 5/01/33 (a)(b)	4,500	4,500,000
	Greenville Hospital System, South Carolina, Hospital Facilities
	Revenue Refunding Bonds, VRDN, Series C, 1.20%, 5/01/33 (a)(b)	4,500	4,500,000
	Greenwood County, South Carolina, Exempt Facility Industrial
	Revenue Refunding Bonds (Fuji Photo Film Project), VRDN, AMT,
	1.40%, 9/01/11 (a)(b)	12,200	12,200,000
	Piedmont Municipal Power Agency, South Carolina, Electric Revenue
	Refunding Bonds, VRDN, Series B, 2.75%, 1/01/34 (a)(b)(i)	8,200	8,200,000
	South Carolina Jobs, EDA, EDR (Holcim (US), Inc. Project), VRDN,
	AMT, 1.40%, 12/01/33 (a)(b)	12,500	12,500,000
	South Carolina Jobs, EDA, Hospital Facilities Revenue Bonds (Sisters of
	Charity Providence Hospitals), VRDN, 2%, 11/01/31 (a)(b)	45,320	45,320,000
	South Carolina Jobs EDA, Revenue Bonds, Bank of America MACON
	Trust, VRDN, Series 2007-303, 1.30%, 2/01/12 (a)(b)(c)	9,080	9,080,000
	South Carolina Jobs, EDA, Revenue Refunding Bonds (UMA Refinance
	Project), VRDN, 1.10%, 7/01/37 (a)(b)	40,000	40,000,000
	South Carolina State Public Service Authority, Revenue Bonds,
	Eagle Tax-Exempt Trust, VRDN, Series 2006-0007, Class A, 1.46%,
	1/01/36 (a)(b)(c)(f)	11,500	11,500,000
	South Carolina Transportation Infrastructure Bank, Revenue
	Refunding Bonds, VRDN, Series B1, 1.20%, 10/01/31 (a)(b)	5,290	5,290,000
	South Carolina Transportation Infrastructure Bank, Revenue
	Refunding Bonds, VRDN, Series B2, 1.20%, 10/01/31 (a)(b)	4,785	4,785,000
	South Carolina Transportation Infrastructure Bank, Revenue
	Refunding Bonds, VRDN, Series B3, 2%, 10/01/31 (a)(b)	7,890	7,890,000
	Spartanburg, South Carolina, Waterworks Revenue Bonds, ROCS,
	VRDN, Series II-R-11020PB, 1.75%, 6/01/36 (a)(b)(c)(e)	13,325	13,325,000

			222,820,000

Tennessee - 4.2%	Blount County, Tennessee, Public Building Authority, Local
	Government Public Improvement Revenue Bonds, VRDN, Series A-4-A,
	1.60%, 6/01/32 (a)(b)	48,570	48,570,000
	Blount County, Tennessee, Public Building Authority, Local
	Government Public Improvement, Revenue Refunding Bonds, VRDN,
	Series E-4-B, 1.50%, 6/01/21 (a)(b)	10,100	10,100,000

Master Tax-Exempt LLC
Schedule of Investments December 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value

	Chattanooga, Tennessee, Health, Education and Housing Facility
	Board Revenue Bonds (The McCallie School Project), VRDN, 1.27%,
	7/01/25 (a)(b)	$ 19,600	$ 19,600,000
	Clarksville, Tennessee, Public Building Authority, Pooled Financing
	Revenue Bonds (Tennessee Municipal Bond Fund), VRDN, 1.20%,
	11/01/27 (a)(b)	27,120	27,120,000
	Clarksville, Tennessee, Public Building Authority, Pooled Financing
	Revenue Bonds (Tennessee Municipal Bond Fund), VRDN, 1.20%,
	6/01/29 (a)(b)	34,170	34,170,000
	Clarksville, Tennessee, Public Building Authority, Pooled Financing
	Revenue Bonds (Tennessee Municipal Bond Fund), VRDN, 1.10%,
	2/01/38 (a)(b)	50,000	50,000,000
	Clarksville, Tennessee, Public Building Authority Revenue Bonds,
	Pooled Financing (Tennessee Municipal Bond Fund), VRDN, 1.10%,
	7/01/34 (a)(b)	3,900	3,900,000
	Clarksville, Tennessee, Public Building Authority Revenue Bonds,
	Pooled Financing (Tennessee Municipal Bond Fund), VRDN, 1.10%,
	11/01/35 (a)(b)	43,065	43,065,000
	Knox County, Tennessee, Health, Educational and Housing Facilities
	Board, Hospital Facilities Revenue Bonds (Catholic Healthcare
	Partners), VRDN, Series B, 1.20%, 10/01/31 (a)(b)	4,200	4,200,000
	Metropolitan Government of Nashville and Davidson County,
	Tennessee, Health and Educational Facilities Board Revenue Bonds
	(Ascension Health), VRDN, 0.80%, 11/15/31 (a)(b)	33,000	33,000,000
	Metropolitan Government of Nashville and Davidson County,
	Tennessee, IDB, Revenue Bonds (Nashville Symphony Hall Project),
	VRDN, Series A, 1.20%, 12/01/31 (a)(b)	13,038	13,038,000
	Montgomery County, Tennessee, Public Building Authority, Pooled
	Financing Revenue Bonds (Tennessee County Loan Pool), VRDN,
	1.20%, 3/01/25 (a)(b)	2,095	2,095,000
	Municipal Energy Acquisition Corporation, Tennessee, Gas Revenue
	Bonds, PUTTERS, VRDN, Series 1578, 1.28%, 6/01/09 (a)(b)(c)	49,815	49,815,000
	Shelby County, Tennessee, CP, 1.22%, 2/13/09	10,000	10,000,000
	Shelby County, Tennessee, GO, Refunding, VRDN, Series A, 3.25%,
	3/01/22 (a)(b)	7,355	7,355,000
	Shelby County, Tennessee, Health, Educational and Housing Facility
	Board, Hospital Revenue Refunding Bonds (Methodist Le Bonheur
	Healthcare), VRDN, Series A, 1%, 6/01/42 (a)(b)(i)	10,000	10,000,000
	Shelby County, Tennessee, Health, Educational and Housing Facility
	Board, Hospital Revenue Refunding Bonds (Methodist Le Bonheur
	Healthcare), VRDN, Series B, 1.20%, 6/01/42 (a)(b)(i)	10,000	10,000,000
	Shelby County, Tennessee, Public Improvement and Schools, GO,
	VRDN, Series B, 0.80%, 4/01/30 (a)(b)	10,000	10,000,000
	The Tennergy Corporation, Tennessee, Gas Revenue Bonds, BNP
	Paribas STARS Certificates Trust, VRDN, Series 2006-001, 1.28%,
	5/01/16 (a)(b)(c)	64,780	64,780,000

30

Master Tax-Exempt LLC
Schedule of Investments December 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value

	The Tennergy Corporation, Tennessee, Gas Revenue Bonds,
	JPMorgan Securities, Inc., PUTTERS, VRDN, Series 1258Q, 1.28%,
	11/01/13 (a)(b)(c)	$ 43,805	$ 43,805,000

			494,613,000

Texas - 13.1%	Brazos Harbor, Texas, Industrial Development Corporation,
	Environmental Facilities Revenue Bonds (ConocoPhillips Company
	Project), VRDN, AMT, 1.18%, 8/01/38 (a)(b)	4,500	4,500,000
	Brazos River Authority, Texas, Harbor Navigational District, Brazoria
	County Revenue Bonds (BASF Corporation Project), VRDN, AMT,
	1.90%, 4/01/32 (a)(b)	15,800	15,800,000
	Brazos River Harbor Navigation District, Texas, Refunding Bonds
	(BASF Corporation), VRDN, AMT, 1.90%, 4/01/31 (a)(b)	18,400	18,400,000
	Brazos River, Texas, Harbor Industrial Development Corporation
	Revenue Bonds (BASF Corporation Project), VRDN, AMT, 1.90%,
	10/01/36 (a)(b)	50,000	50,000,000
	Brazos River, Texas, Harbor Industrial Development Corporation
	Revenue Bonds (BASF Corporation Project), VRDN, AMT, 1.90%,
	5/01/38 (a)(b)	25,000	25,000,000
	Brownsville, Texas, Utility System Revenue Bonds, Deutsche Bank
	SPEARs/LIFERs Trust, SPEARs, VRDN, Series DBE-533, 1.25%,
	9/01/21 (a)(b)(c)	1,785	1,785,000
	Calhoun County, Texas, Navigation IDA, Port Revenue Bonds (BP Plc
	Project), VRDN, AMT, 1.30%, 1/01/24 (a)(b)	9,000	9,000,000
	Collin County, Texas, GO, FLOATS, VRDN, Series 42-TP, 1.25%,
	2/15/26 (a)(b)(c)	10,925	10,925,000
	Cypress-Fairbanks, Texas, Independent School District, GO, FLOATS,
	VRDN, Series 86TP, 1.25%, 2/15/30 (a)(b)(c)(f)	2,555	2,555,000
	Dallas-Fort Worth, Texas, International Airport Facility,
	Improvement Corporation Revenue Refunding Bonds (United Parcel
	Service, Inc.), VRDN, 1.10%, 5/01/32 (a)(b)	5,050	5,050,000
	Dallas-Fort Worth, Texas, International Airport Revenue Bonds, ROCS,
	VRDN, AMT, Series II-R-12084, 2.28%, 11/01/13 (a)(b)(c)(e)	8,430	8,430,000
	Dallas, Texas, Area Rapid Transit, Sales Tax Revenue Refunding
	Bonds, BB&T Municipal Trust, FLOATS, VRDN, Series 57, 1.15%,
	12/01/19 (a)(b)(c)	18,145	18,145,000
	Dallas, Texas, Area Rapid Transit, Sales Tax Revenue Refunding
	Bonds, Eagle Tax-Exempt Trust, VRDN, Series 2008-0017, Class A,
	1.35%, 12/01/43 (a)(b)(c)	7,700	7,700,000
	Denton, Texas, Independent School District, GO, VRDN,
	Series 2005-A, 1.15%, 8/01/35 (a)(b)	2,500	2,500,000
	Fort Bend County, Texas, GO, MSTR, VRDN, SGB-46-A, 1.44%,
	3/01/32 (a)(b)(c)(f)	4,500	4,500,000
	Galena Park, Texas, Independent School District, GO, Refunding,
	FLOATS, VRDN, Series SG-153, 1.22%, 8/15/23 (a)(b)(c)	12,250	12,250,000

Master Tax-Exempt LLC
Schedule of Investments December 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value

	Grapevine, Texas, Industrial Development Corporation, Airport
	Revenue Refunding Bonds (Southern Air Transport), VRDN, 1.25%,
	3/01/10 (a)(b)	$ 5,300	$ 5,300,000
	Gulf Coast IDA, Texas, Environmental Facilities Revenue Bonds (Citgo
	Petroleum Corporation Project), VRDN, AMT, 1.25%, 10/01/32 (a)(b)	8,400	8,400,000
	Gulf Coast IDA, Texas, Marine Terminal Revenue Bonds (Amoco Oil
	Company Project), VRDN, AMT, 1.20%, 4/01/28 (a)(b)	3,020	3,020,000
	Gulf Coast IDA, Texas, Solid Waste Disposal Revenue Bonds (Citgo
	Petroleum Corporation Project), VRDN, AMT, 1.25%, 4/01/26 (a)(b)	9,800	9,800,000
	Gulf Coast Waste Disposal Authority, Texas, Environmental
	Facilities Revenue Bonds (Exxon Mobil Project), VRDN, AMT,
	Series A, 1.10%, 6/01/30 (a)(b)	15,000	15,000,000
	Gulf Coast Waste Disposal Authority, Texas, Environmental Facilities
	Revenue Refunding Bonds (Amoco Oil Company Project), VRDN,
	AMT, 1.20%, 1/01/26 (a)(b)	12,920	12,920,000
	Gulf Coast Waste Disposal Authority, Texas, Environmental Facilities
	Revenue Refunding Bonds (BP Products North America Project),
	VRDN, AMT, 1.20%, 7/01/36 (a)(b)	24,500	24,500,000
	Gulf Coast Waste Disposal Authority, Texas, Revenue Bonds (Air
	Products Project), VRDN, AMT, 1.28%, 12/01/39 (a)(b)	2,200	2,200,000
	Gulf Coast Waste Disposal Authority, Texas, Revenue Bonds (Waste
	Management, Inc.), VRDN, AMT, Series A, 1.45%, 4/01/19 (a)(b)	2,500	2,500,000
	Harris County, Texas, Cultural Education Facilities Finance Corporation,
	Hospital Revenue Refunding Bonds (Memorial Hermann Healthcare
	System Project), VRDN, Series D-3, 1%, 6/01/29 (a)(b)	3,625	3,625,000
	Harris County, Texas, GO, TAN, 3%, 2/26/09	118,170	118,433,113
	Harris County, Texas, Health Facilities Development Corporation,
	Revenue Refunding Bonds (Saint Luke's Episcopal Health System),
	VRDN, Series A, 1.10%, 2/15/32 (a)(b)	45,500	45,500,000
	Harris County, Texas, Health Facilities Development Corporation,
	Revenue Refunding Bonds (Saint Luke's Episcopal Hospital), VRDN,
	Series B, 1.10%, 2/15/31 (a)(b)	10,000	10,000,000
	Harris County, Texas, Revenue Bonds, Municipal Securities Trust
	Certificates, VRDN, Series SGC 31, Class A, 1.25%, 8/15/35 (a)(b)(c)	11,280	11,280,000
	Houston, Texas, Airport System Revenue Refunding Bonds, ROCS,
	VRDN, Series II-R-12046, 2.16%, 7/01/12 (a)(b)(c)(e)	13,200	13,200,000
	Houston, Texas, Combined Utility System, First Lien Revenue
	Refunding Bonds, VRDN, Series A-1, 1.20%, 5/15/34 (a)(b)	10,000	10,000,000
	Houston, Texas, Combined Utility System, First Lien Revenue
	Refunding Bonds, VRDN, Series A-2, 1.20%, 5/15/34 (a)(b)	6,200	6,200,000
	Houston, Texas, GO, TRAN, 3%, 6/30/09	24,000	24,152,637
	Houston, Texas, Higher Education Finance Corporation, Revenue
	Refunding Bonds (Rice University Project), VRDN, Series B, 1.10%,
	5/15/48 (a)(b)	36,000	36,000,000

32

Master Tax-Exempt LLC
Schedule of Investments December 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value

	Houston, Texas, Independent School District, GO, Refunding,
	JPMorgan Securities, Inc., PUTTERS, VRDN, Series 3256, 2.80%,
	8/15/15 (a)(b)(c)	$ 6,475	$ 6,475,000
	Houston, Texas, Independent School District, GO, VRDN, 1.85%,
	6/15/31 (a)(b)	43,000	43,000,000
	Houston, Texas, Utility System Revenue Bonds, PUTTERS, VRDN,
	Series 2493, 1.90%, 11/15/15 (a)(b)(c)(e)	1,235	1,235,000
	Katy, Texas, Independent School District, School Building, GO,
	VRDN, 1.15%, 8/15/33 (a)(b)	6,100	6,100,000
	Mesquite, Texas, Industrial Development Corporation, IDR (Morrison
	Products, Inc. Project), VRDN, AMT, 2.45%, 10/01/10 (a)(b)	1,300	1,300,000
	North East Independent School District, Texas, GO, FLOATS, VRDN,
	Series SG 143, 1.25%, 2/01/27 (a)(b)(c)	17,000	17,000,000
	North Texas Municipal Water District, Texas, Water System Revenue
	Bonds, PUTTERS, VRDN, Series 2488, 1.70%, 9/01/14 (a)(b)(c)(f)	2,900	2,900,000
	North Texas Municipal Water District, Texas, Water System Revenue
	Bonds, ROCS, VRDN, Series II-R-593PB, 1.55%, 9/01/35 (a)(b)(c)(f)	8,430	8,430,000
	North Texas Tollway Authority, Revenue Refunding Bonds, Deutsche
	Bank SPEARs/LIFERs Trust, SPEARs, VRDN, Series DB-626, 1.25%,
	1/01/32 (a)(b)(c)(i)	11,487	11,487,000
	Port Arthur, Texas, Navigation District, Environmental Facilities
	Revenue Refunding Bonds (Motiva Enterprises Project), VRDN, AMT,
	1.70%, 12/01/27 (a)(b)	17,335	17,335,000
	Port Arthur, Texas, Navigation District, Industrial Development
	Corporation, Exempt Facilities Revenue Bonds (Air Products and
	Chemicals Project), VRDN, AMT, 1.28%, 4/01/36 (a)(b)	10,000	10,000,000
	Port Arthur, Texas, Navigation District, Industrial Development
	Corporation, Exempt Facilities Revenue Bonds (Air Products and
	Chemicals Project), VRDN, AMT, 1.30%, 5/01/40 (a)(b)	8,400	8,400,000
	Port Arthur, Texas, Navigation District Revenue Bonds (Atofina
	Petrochemicals), VRDN, AMT, Series B, 4.15%, 4/01/27 (a)(b)	10,000	10,000,000
	Port Arthur, Texas, Navigational District, Environmental Facilities
	Revenue Refunding Bonds (Motiva Enterprises Project), VRDN, AMT,
	1.72%, 5/01/38 (a)(b)	4,800	4,800,000
	Port of Corpus Christi Authority, Texas, Nueces County Solid Waste
	Disposal, Revenue Refunding Bonds (Flint Hills Resources LP
	Project), VRDN, AMT, Series A, 1.55%, 7/01/29 (a)(b)	22,650	22,650,000
	Red River Authority, Texas, Solid Waste Disposal Revenue Bonds (Panda
	Hereford Ethanol Project), VRDN, AMT, 1.40%, 7/01/30 (a)(b)	45,500	45,500,000
	Red River, Texas, Education Finance Revenue Bonds (Texas Christian
	University), VRDN, 1.15%, 3/01/30 (a)(b)	24,900	24,900,000
	Red River, Texas, Education Finance Revenue Bonds (Texas Christian
	University), VRDN, 1.10%, 3/15/35 (a)(b)	14,500	14,500,000
	San Antonio, Texas, Independent School District, GO, Refunding,
	Eagle Tax-Exempt Trust, VRDN, Series 2008-0034, Class A, 1.46%,
	8/15/26 (a)(b)(c)	5,000	5,000,000

33

Master Tax-Exempt LLC
Schedule of Investments December 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value

	Sheldon, Texas, Independent School District, GO, PUTTERS, VRDN,
	Series 2009, 1.28%, 2/15/14 (a)(b)(c)	$ 5,215	$ 5,215,000
	Socorro, Texas, Independent School District, GO, ROCS, VRDN,
	Series II-R-11540PB, 1.45%, 8/15/31 (a)(b)(c)	12,710	12,710,000
	Southwest Texas Higher Education Authority Incorporated, Revenue
	Refunding Bonds (Southern Methodist University), VRDN, 1.20%,
	7/01/15 (a)(b)	8,900	8,900,000
	Tarrant County, Texas, Cultural Education Facilities Finance
	Corporation, Hospital Revenue Refunding Bonds (Scott and White
	Memorial Hospital), VRDN, Series B, 1%, 8/15/46 (a)(b)	11,000	11,000,000
	Texas A&M University System, Permanent University Fund, CP, 1%,
	2/12/09	15,000	15,000,000
	Texas Municipal Gas Acquisition and Supply Corporation II, Gas
	Supply Revenue Bonds, ROCS, VRDN, Series II-R-10014, 1.42%,
	9/15/18 (a)(b)(c)	61,000	61,000,000
	Texas, Revenue Bonds, Clipper Tax-Exempt Certificates Trust,
	VRDN, Series 2007-46, 1.28%, 8/01/17 (a)(b)(c)(n)	10,000	10,000,000
	Texas State Department of Housing and Community Affairs, S/F
	Mortgage Revenue Refunding Bonds, VRDN, AMT, Series A, 4.05%,
	9/01/36 (a)(b)(e)	5,140	5,140,000
	Texas State, GO, PUTTERS, VRDN, Series 2490, 1.20%,
	4/01/15 (a)(b)(c)	1,850	1,850,000
	Texas State, GO, PUTTERS, VRDN, Series 2491, 1.20%,
	10/01/13 (a)(b)(c)	1,145	1,145,000
	Texas State, GO, TRAN, 3%, 8/28/09	478,000	482,284,881
	Texas State, GO (Veterans' Housing Assistance Program Fund II),
	VRDN, AMT, Series A, 1.35%, 6/01/34 (a)(b)	13,110	13,110,000
	Texas State, GO (Veterans' Housing Assistance Program Fund II),
	VRDN, AMT, Series A, 1.07%, 6/01/35 (a)(b)	12,500	12,500,000
	Texas State, GO (Veterans' Housing Assistance Program Fund II),
	VRDN, AMT, Series B, 1.10%, 6/01/34 (a)(b)	22,200	22,200,000
	Texas State, GO (Veterans' Housing Assistance Program Fund II),
	VRDN, AMT, Series B, 4.50%, 6/01/38 (a)(b)	19,865	19,865,000
	Texas State Transportation Commission, First Tier Revenue Bonds,
	VRDN, Series B, 1.07%, 4/01/26 (a)(b)	23,800	23,800,000
	University of Texas, Financing System Revenue Refunding Bonds,
	VRDN, Series B, 0.70%, 8/01/39 (a)(b)	11,400	11,400,000
	University of Texas, Permanent University Fund Revenue Bonds,
	VRDN, Series A, 0.65%, 7/01/37 (a)(b)	7,900	7,900,000
	Weslaco, Texas, Health Facilities Revenue Refunding Bonds (Knapp
	Medical Center), VRDN, Series A, 1.10%, 6/01/38 (a)(b)	4,780	4,780,000

			1,549,382,631

Utah - 1.2%	Murray City, Utah, Hospital Revenue Bonds (IHC Health Services, Inc.),
	VRDN, Series A, 1.15%, 5/15/37 (a)(b)	21,400	21,400,000
	Murray City, Utah, Hospital Revenue Bonds (IHC Health Services, Inc.),
	VRDN, Series B, 0.80%, 5/15/36 (a)(b)	12,600	12,600,000

Master Tax-Exempt LLC
Schedule of Investments December 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value

	Murray City, Utah, Hospital Revenue Bonds (IHC Health Services, Inc.),
	VRDN, Series B, 1.15%, 5/15/37 (a)(b)	$ 4,890	$ 4,890,000
	Murray City, Utah, Hospital Revenue Bonds (IHC Health Services, Inc.),
	VRDN, Series C, 1.30%, 5/15/37 (a)(b)	3,400	3,400,000
	Murray City, Utah, Hospital Revenue Bonds (IHC Health Services, Inc.),
	VRDN, Series D, 1.15%, 5/15/36 (a)(b)	12,550	12,550,000
	Murray City, Utah, Hospital Revenue Bonds (IHC Health Services, Inc.),
	VRDN, Series D, 1.17%, 5/15/37 (a)(b)	5,000	5,000,000
	Utah State Board of Regents, Student Loan Revenue Refunding Bonds,
	VRDN, AMT, Series A, 1.33%, 11/01/48 (a)(b)	30,000	30,000,000
	Utah Transit Authority, Sales Tax Revenue Bonds, PUTTERS, VRDN,
	Series 1107B, 1.90%, 12/15/13 (a)(b)(c)(e)	4,995	4,995,000
	Weber County, Utah, Hospital Revenue Bonds (IHC Health Services),
	VRDN, Series A, 1.15%, 2/15/31 (a)(b)	4,630	4,630,000
	Weber County, Utah, Hospital Revenue Bonds (IHC Health Services),
	VRDN, Series C, 1.15%, 2/15/35 (a)(b)	39,575	39,575,000

			139,040,000

Vermont - 0.1%	Vermont HFA, S/F Revenue Bonds, VRDN, AMT, Series 16 A, 1.45%,
	5/01/32 (a)(b)(e)	475	475,000
	Vermont State Student Assistance Corporation, Education Loan
	Revenue Refunding Bonds, VRDN, AMT, Senior Series C-1, 1%,
	12/15/40 (a)(b)	17,000	17,000,000

			17,475,000

Virginia - 1.7%	Albemarle County, Virginia, EDA, Educational Facilities Revenue
	Bonds (Saint Anne's Belfield School, Inc. Project), VRDN, 1.27%,
	12/01/35 (a)(b)	6,000	6,000,000
	Albemarle County, Virginia, IDA, Revenue Bonds (Thomas Jefferson
	Foundation, Inc. Project), VRDN, 1.27%, 6/01/37 (a)(b)	10,000	10,000,000
	Capital Beltway Funding Corporation of Virginia, Senior Lien Toll
	Revenue Bonds (I-495 Hot Lanes Project), VRDN, AMT, Series B,
	1.05%, 12/31/47 (a)(b)	24,000	24,000,000
	Capital Beltway Funding Corporation of Virginia, Senior Lien Toll
	Revenue Bonds (I-495 Hot Lanes Project), VRDN, AMT, Series D,
	1.05%, 12/31/47 (a)(b)	5,000	5,000,000
	Fairfax County, Virginia, IDA, Revenue Bonds (Inova Health System
	Project), VRDN, Series A-2, 1.03%, 5/15/35 (a)(b)	38,745	38,745,000
	Henrico County, Virginia, Water and Sewer Revenue Bonds, ROCS,
	VRDN, Series II-R-753 PB, 1.55%, 5/01/31 (a)(b)(c)(f)	6,235	6,235,000
	Loudoun County, Virginia, IDA, Revenue Bonds (Howard Hughes
	Medical Institute), VRDN, Series B, 0.75%, 2/15/38 (a)(b)	13,500	13,500,000
	Loudoun County, Virginia, IDA, Revenue Bonds (Howard Hughes
	Medical Institute), VRDN, Series F, 0.80%, 2/15/38 (a)(b)	8,305	8,305,000
	Montgomery County, Virginia, IDA, Revenue Refunding Bonds
	(Virginia Tech Foundation Project), VRDN, 1.40%, 6/01/35 (a)(b)	5,605	5,605,000

Master Tax-Exempt LLC
Schedule of Investments December 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value

	Norfolk, Virginia, Redevelopment and Housing Authority, Revenue
	Refunding Bonds (Old Dominion University Project), VRDN, 1.10%,
	8/01/33 (a)(b)	$ 29,200	$ 29,200,000
	Richmond, Virginia, Public Utilities Revenue Bonds, ROCS, VRDN,
	Series II-R-12180, 1.71%, 1/15/15 (a)(b)(c)(e)	6,055	6,055,000
	Virginia College Building Authority, Educational Facilities Revenue
	Bonds (21st Century College and Equipment Programs), VRDN,
	Series B, 1.10%, 2/01/26 (a)(b)	8,000	8,000,000
	Virginia College Building Authority, Educational Facilities Revenue
	Refunding Bonds (University of Richmond Project), VRDN, 1.55%,
	11/01/36 (a)(b)	21,000	21,000,000
	Virginia Commonwealth Transportation Board Revenue Bonds,
	Clipper Tax-Exempt Certificates Trust, VRDN, Series 2007-7,
	1.28%, 5/01/15 (a)(b)(c)(n)	15,460	15,460,000
	Virginia Small Business Financing Authority, Revenue Refunding
	Bonds (Virginia State University Real Estate Project), VRDN,
	1.10%, 7/01/30 (a)(b)	1,300	1,300,000
	Virginia State, HDA, Revenue Bonds, MERLOTS, VRDN, AMT,
	Series B-19, 2.20%, 4/01/33 (a)(b)(c)	3,000	3,000,000
	Virginia State, HDA, Revenue Refunding Bonds, MERLOTS, VRDN,
	AMT, Series C-42, 1.90%, 7/01/23 (a)(b)(c)	2,880	2,880,000

			204,285,000

Washington - 1.4%	Bellevue, Washington, GO, Refunding, Eagle Tax-Exempt Trust,
	VRDN, Series 2008-0025, Class A, 1.70%, 12/01/43 (a)(b)(c)(e)	3,000	3,000,000
	Energy Northwest, Washington, Electric Revenue Refunding Bonds
	Project Number 3), VRDN, Series E, 0.95%, 7/01/17 (a)(b)	7,000	7,000,000
	King County, Washington, CP, 0.85%, 1/21/09	7,000	7,000,000
	King County, Washington, Sewer Revenue Bonds, Eclipse Funding
	Trust, Solar Eclipse Certificates, VRDN, Series 2007-0095, 1.15%,
	1/01/17 (a)(b)(c)(e)	3,335	3,335,000
	King County, Washington, Sewer Revenue Bonds, ROCS, VRDN,
	Series II-R-10279, 2.15%, 7/01/17 (a)(b)(c)(e)	12,575	12,575,000
	Pierce County, Washington, Economic Development Corporation
	Revenue Bonds (PNW Commercial LLC Project), VRDN, AMT, 2.35%,
	5/01/27 (a)(b)	2,135	2,135,000
	Port Bellingham, Washington, Industrial Development Corporation,
	Environmental Facilities Revenue Bonds (Atlantic Richfield Project),
	VRDN, AMT, 1.20%, 12/01/33 (a)(b)	4,800	4,800,000
	Port Bellingham, Washington, Industrial Development Corporation,
	Environmental Facilities Revenue Bonds (BP West Coast Products
	LLC Project), VRDN, AMT, 1.20%, 12/01/33 (a)(b)	18,200	18,200,000
	Port Bellingham, Washington, Industrial Development Corporation,
	Environmental Facilities Revenue Bonds (BP West Coast Products
	LLC Project), VRDN, AMT, 1.20%, 7/01/40 (a)(b)	12,100	12,100,000

Master Tax-Exempt LLC
Schedule of Investments December 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value

	Port Bellingham, Washington, Industrial Development Corporation,
	Environmental Facilities Revenue Bonds (BP West Coast Products
	LLC Project), VRDN, AMT, 1.20%, 7/01/41 (a)(b)	$ 20,000	$ 20,000,000
	Seattle, Washington, Drainage & Wastewater Utility Revenue
	Bonds, BB&T Municipal Trust, FLOATS, VRDN, Series 55, 1.15%,
	6/01/26 (a)(b)(c)	3,445	3,445,000
	Seattle, Washington, Water System Revenue Bonds, FLOATS, VRDN,
	Series 2170, 1.17%, 2/01/17 (a)(b)(c)(e)	2,530	2,530,000
	Washington State, GO, ROCS, VRDN, Series II-R-11308, 1.37%,
	1/01/33 (a)(b)(c)	2,990	2,990,000
	Washington State, GO, VRDN, Series VR-96B, 0.75%, 6/01/20 (a)(b)	14,300	14,300,000
	Washington State Health Care Facilities Authority Revenue Bonds
	(Overlake Hospital Medical Center), ARS, VRDN, Series C-2, 1.65%,
	7/01/38 (a)(b)	10,000	10,000,000
	Washington State Health Care Facilities Authority, Revenue
	Refunding Bonds (PeaceHealth), VRDN, Series C, 0.80%,
	10/01/28 (a)(b)	4,365	4,365,000
	Washington State Health Care Facilities Authority, Revenue
	Refunding Bonds (Southwest Washington Medical Center Project),
	VRDN, Series A, 1%, 9/01/34 (a)(b)	4,800	4,800,000
	Washington State Housing Finance Commission, Nonprofit
	Revenue Bonds (Eastside Catholic School), VRDN, Series B,
	1.75%, 7/01/38 (a)(b)	32,500	32,500,000
	Washington State Public Power Supply Systems Revenue Refunding
	Bonds (Nuclear Project Number One), VRDN, Series 1A-1, 0.85%,
	7/01/17 (a)(b)	5,805	5,805,000

			170,880,000

West Virginia - 0.2%	Monongalia County, West Virginia, Building Commission, Hospital
	Improvement Revenue Refunding Bonds, VRDN, Series A, 1.25%,
	7/01/40 (a)(b)	15,800	15,800,000
	West Virginia EDA, Solid Waste Disposal Facilities, Revenue
	Refunding Bonds (Ohio Power Company - Sporn Project), VRDN,
	Series C, 1.75%, 7/01/14 (a)(b)	8,000	8,000,000

			23,800,000

Wisconsin - 3.8%	D.C. Everest Area School District, Wisconsin, GO, MERLOTS, VRDN,
	Series D84, 2.10%, 4/01/15 (a)(b)(c)(e)	5,825	5,825,000
	Kohler, Wisconsin, Solid Waste Disposal Revenue Bonds (Kohler
	Company Project), VRDN, AMT, 2%, 9/01/17 (a)(b)	4,000	4,000,000
	Milwaukee, Wisconsin, RAN, 3%, 9/03/09	3,900	3,935,944
	University of Wisconsin, Hospitals and Clinics Authority, Revenue
	Refunding Bonds, VRDN, Series B, 1.10%, 4/01/34 (a)(b)	5,600	5,600,000
	Wisconsin Housing and EDA, Home Ownership Revenue Refunding
	Bonds, VRDN, AMT, Series A, 1.30%, 3/01/35 (a)(b)	35,570	35,570,000
	Wisconsin State, CP, 1.15%, 2/04/09	21,000	21,000,000
	Wisconsin State, CP, 2.10%, 2/04/09	44,319	44,319,000
	Wisconsin State, CP, 2.25%, 2/04/09	30,000	30,000,000

Master Tax-Exempt LLC
Schedule of Investments December 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value

	Wisconsin State, CP, 1.25%, 2/11/09	$ 7,942	$ 7,942,000
	Wisconsin State, CP, 1.02%, 2/12/09	5,000	5,000,000
	Wisconsin State Health and Educational Facilities Authority,
	Revenue Refunding Bonds (Fort Healthcare, Inc.), VRDN, Series A,
	1.38%, 5/01/37 (a)(b)	18,190	18,190,000
	Wisconsin State Health and Educational Facilities Authority,
	Revenue Refunding Bonds (Medical College of Wisconsin), VRDN,
	Series B, 0.80%, 12/01/33 (a)(b)	9,600	9,600,000
	Wisconsin State Health and Educational Facilities Authority,
	Revenue Refunding Bonds (Wheaton Franciscan Services, Inc.),
	VRDN, 1.06%, 8/15/36 (a)(b)	52,510	52,510,000
	Wisconsin State Operating Notes, 3%, 6/15/09	203,600	204,796,953

			448,288,897

Wyoming - 0.3%	Green River, Wyoming, Revenue Bonds (Rhone-Poulenc of Wyoming,
	LP Project), VRDN, AMT, 1.50%, 10/01/18 (a)(b)	11,400	11,400,000
	Green River, Wyoming, Solid Waste Disposal Revenue Bonds
	(OCI Wyoming, LP Project), VRDN, AMT, 1.50%, 8/01/17 (a)(b)	8,600	8,600,000
	Lincoln County, Wyoming, PCR (Exxon Project), VRDN, AMT,
	Series A, 1%, 7/01/17 (a)(b)	8,140	8,140,000
	Lincoln County, Wyoming, PCR (Exxon Project), VRDN, AMT,
	Series C, 1%, 7/01/17 (a)(b)	1,600	1,600,000
	Sweetwater County, Wyoming, PCR, Refunding (PacifiCorp Project),
	VRDN, 1.05%, 11/01/24 (a)(b)	3,750	3,750,000

			33,490,000

	Total Investments (Cost - $11,824,579,756*) - 99.8%		11,824,579,756
	Other Assets Less Liabilities- 0.2%		20,876,065

	Net Assets - 100.0%	$ 11,845,455,821

* Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.

(b)	Security made have a maturity of more than one year at the time of issuance, but has variable rate and demand features that qualify it has a short-term security.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

(d)	AMBAC Insured.

(e)	FSA Insured.

(f)	MBIA Insured.

(g)	BHAC Insured.

(h)	XL Capital Insured.

(i)	Assured Guaranty Insured.

(j)	FNMA Collateralized.

(k)	FHLMC Collateralized.

(l)	GNMA Collateralized.

(m)	Commonwealth Guaranteed.

Master Tax-Exempt LLC Schedule of Investments December 31, 2008 (Unaudited)

(n)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(o)	U.S. government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

Effective April 1, 2008, the Master LLC adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

Level 1 - price quotations in active markets/exchanges for identical securities

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Master LLC's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Master LLC's policy regarding valuation of investments and other significant accounting policies, please refer to the Master LLC's most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of December 31, 2008 in determining the fair valuation of the Master LLC's investments:

Valuation	Investments In
Inputs	Securities

Level 1	-
Level 2	$ 11,824,579,756
Level 3	-

Total	$ 11,824,579,756

Item 2 – Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WCMA Tax-Exempt Fund and Master Tax-Exempt LLC

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
WCMA Tax-Exempt Fund and Master Tax-Exempt LLC

Date: February 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
WCMA Tax-Exempt Fund and Master Tax-Exempt LLC

Date: February 23, 2009

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
WCMA Tax-Exempt Fund and Master Tax-Exempt LLC

Date: February 23, 2009